UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of May 31, 2015

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
United States Treasury Bill	0.021%	6/4/15	189,749	189,749
United States Treasury Bill	0.033%	6/18/15	413,286	413,280
United States Treasury Bill	0.018%–0.03%	6/25/15	61,357	61,357
United States Treasury Bill	0.135%	7/2/15	307,000	306,964
United States Treasury Bill	0.123%	7/9/15	365,000	364,953
United States Treasury Bill	0.018%	8/6/15	725,000	724,976
United States Treasury Bill	0.023%	8/13/15	250,000	249,989
United States Treasury Bill	0.020%	8/20/15	35,000	34,998
United States Treasury Bill	0.018%	8/27/15	313,310	313,297
United States Treasury Floating Rate Note	0.084%	4/30/16	35,000	34,998
United States Treasury Floating Rate Note	0.085%	7/31/16	150,000	150,000
United States Treasury Floating Rate Note	0.068%	10/31/16	640,000	639,786
United States Treasury Floating Rate Note	0.099%	1/31/17	200,287	200,278
United States Treasury Note/Bond	0.375%	6/15/15	965,000	965,114
United States Treasury Note/Bond	0.375%	6/30/15	100,000	100,024
United States Treasury Note/Bond	1.875%	6/30/15	825,000	826,193
United States Treasury Note/Bond	1.750%	7/31/15	500,000	501,383
United States Treasury Note/Bond	4.250%	8/15/15	1,300,000	1,311,223
United States Treasury Note/Bond	1.250%	8/31/15	1,010,000	1,012,959
United States Treasury Note/Bond	1.250%	9/30/15	1,175,000	1,179,617
Total U.S. Government and Agency Obligations (Cost $9,581,138)				9,581,138
Total Investments (99.6%) (Cost $9,581,138)				9,581,138
Other Assets and Liabilities-Net (0.4%)				37,101
Net Assets (100%)				9,618,239

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (8.1%)
	Ford Motor Co.	134,185	2,036
	Target Corp.	21,607	1,714
	Comcast Corp. Class A	28,444	1,663
	General Motors Co.	45,884	1,650
	McDonald's Corp.	15,649	1,501
	Johnson Controls Inc.	22,296	1,160
	Twenty-First Century Fox Inc. Class A	26,670	896
	Starbucks Corp.	16,786	872
	Delphi Automotive plc	9,846	856
	Carnival Corp.	15,279	708
	Yum! Brands Inc.	6,465	582
	Time Warner Cable Inc.	3,145	569
	CBS Corp. Class B	8,380	517
	TJX Cos. Inc.	7,874	507
	Whirlpool Corp.	2,649	488
	BorgWarner Inc.	7,681	462
	Kohl's Corp.	6,853	449
	Macy's Inc.	6,585	441
	Viacom Inc. Class B	6,071	406
	Staples Inc.	21,725	358
	Best Buy Co. Inc.	9,876	343
	Coach Inc.	9,357	331
	Omnicom Group Inc.	4,017	299
	Mattel Inc.	11,474	296
	PVH Corp.	2,798	293
	Goodyear Tire & Rubber Co.	9,143	291
	Dollar General Corp.	3,912	284
	Darden Restaurants Inc.	4,208	276
	Gannett Co. Inc.	7,695	275
*	News Corp. Class A	16,940	257
*	CarMax Inc.	3,562	253
	L Brands Inc.	2,502	216
*	Bed Bath & Beyond Inc.	2,997	214
	Starwood Hotels & Resorts Worldwide Inc.	2,563	212
*	Mohawk Industries Inc.	1,116	208
	Genuine Parts Co.	2,176	197
	Gap Inc.	5,039	193
	Royal Caribbean Cruises Ltd.	2,458	187
	Cablevision Systems Corp. Class A	7,441	182
	Harley-Davidson Inc.	3,014	161
	GameStop Corp. Class A	3,681	160
	Interpublic Group of Cos. Inc.	7,134	146
	Hasbro Inc.	1,936	140
	Family Dollar Stores Inc.	1,696	131
	Newell Rubbermaid Inc.	3,127	124
	Ralph Lauren Corp. Class A	920	120
*	Urban Outfitters Inc.	3,394	117
	Tiffany & Co.	1,184	111
	PulteGroup Inc.	5,284	101

H&R Block Inc.	3,081	98
* AutoNation Inc.	1,475	92
Garmin Ltd.	1,763	80
* Fossil Group Inc.	519	37
		24,260
Consumer Staples (9.8%)
Wal-Mart Stores Inc.	53,572	3,979
Procter & Gamble Co.	46,717	3,662
Walgreens Boots Alliance Inc.	29,578	2,539
Coca-Cola Co.	58,649	2,402
Mondelez International Inc. Class A	55,950	2,327
Costco Wholesale Corp.	14,925	2,128
Philip Morris International Inc.	23,612	1,962
PepsiCo Inc.	20,113	1,940
Archer-Daniels-Midland Co.	21,515	1,137
Kraft Foods Group Inc.	9,973	842
Colgate-Palmolive Co.	11,859	792
Sysco Corp.	20,092	747
Kroger Co.	8,834	643
Kimberly-Clark Corp.	5,455	594
General Mills Inc.	10,240	575
Whole Foods Market Inc.	12,238	505
Tyson Foods Inc. Class A	9,911	421
JM Smucker Co.	3,311	393
ConAgra Foods Inc.	8,813	340
Estee Lauder Cos. Inc. Class A	3,330	291
Kellogg Co.	4,380	275
Clorox Co.	1,870	201
Hershey Co.	1,907	177
Coca-Cola Enterprises Inc.	3,533	156
McCormick & Co. Inc.	1,959	154
Campbell Soup Co.	2,533	122
Hormel Foods Corp.	1,965	112
		29,416
Energy (13.4%)
Exxon Mobil Corp.	142,282	12,122
Chevron Corp.	63,776	6,569
ConocoPhillips	41,771	2,660
Schlumberger Ltd.	22,928	2,081
Occidental Petroleum Corp.	26,138	2,044
Phillips 66	18,436	1,459
Halliburton Co.	28,821	1,308
Valero Energy Corp.	17,465	1,035
Marathon Petroleum Corp.	9,262	958
Baker Hughes Inc.	14,740	950
Devon Energy Corp.	13,108	855
Apache Corp.	12,782	765
Anadarko Petroleum Corp.	8,250	690
National Oilwell Varco Inc.	13,157	647
Marathon Oil Corp.	22,894	623
Noble Energy Inc.	13,119	574
Hess Corp.	8,242	557
Spectra Energy Corp.	10,699	376
Tesoro Corp.	4,237	375
* Southwestern Energy Co.	13,042	336
ONEOK Inc.	7,070	296

Helmerich & Payne Inc.	3,652	267
Chesapeake Energy Corp.	17,551	248
Murphy Oil Corp.	5,660	246
Pioneer Natural Resources Co.	1,567	232
Transocean Ltd.	11,552	218
CONSOL Energy Inc.	7,811	217
* Newfield Exploration Co.	5,454	206
* Cameron International Corp.	3,680	189
Ensco plc Class A	7,948	187
Cimarex Energy Co.	1,556	180
EQT Corp.	1,752	149
Noble Corp. plc	8,207	137
* FMC Technologies Inc.	2,484	104
QEP Resources Inc.	5,479	103
Diamond Offshore Drilling Inc.	2,219	67
		40,030
Financials (24.6%)
* Berkshire Hathaway Inc. Class B	61,860	8,846
JPMorgan Chase & Co.	126,463	8,319
Bank of America Corp.	356,820	5,888
Citigroup Inc.	102,908	5,565
Wells Fargo & Co.	95,421	5,340
Goldman Sachs Group Inc.	13,743	2,834
American International Group Inc.	46,553	2,729
Morgan Stanley	52,297	1,998
MetLife Inc.	37,904	1,981
PNC Financial Services Group Inc.	17,662	1,690
Bank of New York Mellon Corp.	37,783	1,638
Capital One Financial Corp.	18,710	1,563
US Bancorp	31,417	1,354
Prudential Financial Inc.	15,400	1,303
ACE Ltd.	11,103	1,182
Travelers Cos. Inc.	10,901	1,102
State Street Corp.	13,985	1,090
CME Group Inc.	10,756	1,013
American Express Co.	12,190	972
BB&T Corp.	24,450	965
Aflac Inc.	14,888	926
Chubb Corp.	7,831	764
SunTrust Banks Inc.	17,792	759
Prologis Inc.	17,372	688
Hartford Financial Services Group Inc.	14,279	587
BlackRock Inc.	1,550	567
Allstate Corp.	8,334	561
Fifth Third Bancorp	27,637	559
M&T Bank Corp.	4,509	545
Progressive Corp.	18,179	497
Lincoln National Corp.	8,698	496
Principal Financial Group Inc.	9,279	480
Charles Schwab Corp.	13,697	434
Marsh & McLennan Cos. Inc.	7,310	426
KeyCorp	29,013	423
Loews Corp.	10,126	406
Aon plc	3,993	404
XL Group plc Class A	10,252	386
McGraw Hill Financial Inc.	3,433	356
Franklin Resources Inc.	6,511	332

Huntington Bancshares Inc.	27,476	306
Unum Group	8,529	298
Comerica Inc.	6,050	296
Northern Trust Corp.	3,797	283
Intercontinental Exchange Inc.	1,140	270
HCP Inc.	6,877	266
Discover Financial Services	4,551	265
Leucadia National Corp.	10,696	263
Cincinnati Financial Corp.	5,012	254
Regions Financial Corp.	25,053	253
Invesco Ltd.	6,260	249
Torchmark Corp.	4,312	246
T. Rowe Price Group Inc.	2,919	236
Vornado Realty Trust	2,312	231
NASDAQ OMX Group Inc.	4,009	207
Zions Bancorporation	6,884	199
* E*TRADE Financial Corp.	5,879	173
Weyerhaeuser Co.	5,165	168
People's United Financial Inc.	10,455	163
Hudson City Bancorp Inc.	16,327	155
Assurant Inc.	2,337	154
* Affiliated Managers Group Inc.	685	153
SL Green Realty Corp.	1,238	147
* Genworth Financial Inc. Class A	16,848	134
Plum Creek Timber Co. Inc.	2,987	123
		73,460
Health Care (10.7%)
Pfizer Inc.	207,889	7,224
Johnson & Johnson	39,612	3,967
Merck & Co. Inc.	41,396	2,521
UnitedHealth Group Inc.	16,499	1,983
Bristol-Myers Squibb Co.	26,498	1,712
Anthem Inc.	9,050	1,519
Abbott Laboratories	30,710	1,493
* Express Scripts Holding Co.	13,068	1,139
Humana Inc.	5,075	1,089
McKesson Corp.	4,581	1,087
Eli Lilly & Co.	12,935	1,021
Cardinal Health Inc.	11,199	987
Aetna Inc.	6,562	774
Cigna Corp.	4,910	692
Baxter International Inc.	7,546	503
Agilent Technologies Inc.	11,391	469
Perrigo Co. plc	2,388	454
* Boston Scientific Corp.	24,371	445
* Laboratory Corp. of America Holdings	3,403	401
Quest Diagnostics Inc.	4,896	368
* Vertex Pharmaceuticals Inc.	2,382	306
St. Jude Medical Inc.	3,626	267
Zimmer Holdings Inc.	1,902	217
* Endo International plc	2,409	202
Universal Health Services Inc. Class B	1,452	188
* HCA Holdings Inc.	2,098	172
* Waters Corp.	986	132
* Henry Schein Inc.	910	129
DENTSPLY International Inc.	1,774	92
* Varian Medical Systems Inc.	1,053	91

* Tenet Healthcare Corp.	1,670	89
PerkinElmer Inc.	1,534	81
Patterson Cos. Inc.	1,158	55
		31,869
Industrials (12.7%)
General Electric Co.	341,398	9,310
United Technologies Corp.	28,031	3,284
Caterpillar Inc.	20,562	1,754
Boeing Co.	11,110	1,561
Emerson Electric Co.	23,243	1,402
Honeywell International Inc.	13,008	1,355
Eaton Corp. plc	16,099	1,153
3M Co.	7,105	1,130
Deere & Co.	11,516	1,079
Raytheon Co.	10,425	1,076
United Parcel Service Inc. Class B	10,137	1,006
Cummins Inc.	5,713	774
Danaher Corp.	8,957	773
FedEx Corp.	4,022	697
Ingersoll-Rand plc	8,932	614
Lockheed Martin Corp.	3,094	582
Parker-Hannifin Corp.	4,833	582
Northrop Grumman Corp.	3,634	578
Stanley Black & Decker Inc.	5,339	547
General Dynamics Corp.	3,528	494
Illinois Tool Works Inc.	5,210	489
Precision Castparts Corp.	2,213	468
Dover Corp.	5,531	417
Pentair plc	6,188	396
Waste Management Inc.	7,242	360
PACCAR Inc.	5,652	359
Republic Services Inc. Class A	8,504	343
L-3 Communications Holdings Inc.	2,800	330
Norfolk Southern Corp.	3,441	317
American Airlines Group Inc.	7,056	299
Tyco International plc	7,267	293
Fluor Corp.	5,013	282
Rockwell Automation Inc.	2,252	277
Flowserve Corp.	4,570	251
WW Grainger Inc.	1,039	250
Textron Inc.	5,165	234
Xylem Inc.	6,184	226
ADT Corp.	5,806	212
* Jacobs Engineering Group Inc.	4,352	188
Roper Technologies Inc.	1,022	179
Masco Corp.	6,521	177
AMETEK Inc.	3,271	176
Ryder System Inc.	1,797	165
Rockwell Collins Inc.	1,669	159
Expeditors International of Washington Inc.	3,448	158
Kansas City Southern	1,723	156
Pall Corp.	1,231	153
Pitney Bowes Inc.	6,839	149
Fastenal Co.	3,412	142
Joy Global Inc.	3,303	129
Equifax Inc.	1,217	122
* Quanta Services Inc.	3,802	111

Snap-on Inc.	671	104
Allegion plc	1,114	70
Dun & Bradstreet Corp.	428	55
		37,947
Information Technology (6.6%)
International Business Machines Corp.	31,181	5,290
Hewlett-Packard Co.	61,651	2,059
Cisco Systems Inc.	62,335	1,827
Oracle Corp.	36,971	1,608
Accenture plc Class A	9,162	880
Texas Instruments Inc.	12,787	715
EMC Corp.	19,556	515
Corning Inc.	24,581	514
TE Connectivity Ltd.	7,441	513
* Salesforce.com inc	6,568	478
Xerox Corp.	35,460	405
* Adobe Systems Inc.	5,004	396
Analog Devices Inc.	5,180	352
Juniper Networks Inc.	12,286	342
Harris Corp.	4,181	331
CA Inc.	10,815	329
Computer Sciences Corp.	4,785	328
Applied Materials Inc.	15,004	302
Symantec Corp.	10,416	257
Altera Corp.	5,001	244
Fidelity National Information Services Inc.	3,579	224
Xilinx Inc.	4,523	215
Motorola Solutions Inc.	3,363	198
Paychex Inc.	3,992	197
KLA-Tencor Corp.	3,035	181
Linear Technology Corp.	3,733	179
Western Union Co.	7,783	171
NetApp Inc.	5,076	170
Microchip Technology Inc.	2,597	128
* First Solar Inc.	2,552	127
* Teradata Corp.	2,314	90
FLIR Systems Inc.	2,463	75
Total System Services Inc.	1,747	72
		19,712
Materials (4.0%)
Dow Chemical Co.	36,913	1,922
LyondellBasell Industries NV Class A	13,434	1,358
EI du Pont de Nemours & Co.	15,356	1,090
International Paper Co.	14,343	743
Freeport-McMoRan Inc.	35,272	693
Monsanto Co.	5,574	652
Praxair Inc.	4,604	566
Alcoa Inc.	41,458	518
Nucor Corp.	10,822	512
Mosaic Co.	10,548	484
Newmont Mining Corp.	16,921	461
Eastman Chemical Co.	5,043	387
PPG Industries Inc.	1,570	359
MeadWestvaco Corp.	5,680	287
Air Products & Chemicals Inc.	1,898	279
FMC Corp.	4,523	259

CF Industries Holdings Inc.			748	236
Avery Dennison Corp.			3,070	190
Vulcan Materials Co.			1,793	161
International Flavors & Fragrances Inc.			1,178	140
* Owens-Illinois Inc.			5,571	133
Sealed Air Corp.			2,567	125
Allegheny Technologies Inc.			3,685	120
Airgas Inc.			1,055	108
Ball Corp.			1,445	103
				11,886
Telecommunication Services (4.6%)
Verizon Communications Inc.			140,950	6,968
AT&T Inc.			176,049	6,081
CenturyLink Inc.			19,215	639
Frontier Communications Corp.			19,042	98
				13,786
Utilities (5.4%)
Duke Energy Corp.			24,000	1,818
Southern Co.			30,863	1,348
Exelon Corp.			29,166	987
American Electric Power Co. Inc.			16,608	935
PG&E Corp.			16,159	864
PPL Corp.			22,624	785
NextEra Energy Inc.			7,371	754
Dominion Resources Inc.			10,573	746
Public Service Enterprise Group Inc.			17,170	732
Consolidated Edison Inc.			9,936	614
Xcel Energy Inc.			17,164	584
Eversource Energy			10,746	529
FirstEnergy Corp.			14,287	510
DTE Energy Co.			6,012	476
Entergy Corp.			6,122	468
Sempra Energy			3,535	380
Edison International			6,189	376
Ameren Corp.			8,231	331
CMS Energy Corp.			9,344	319
AES Corp.			23,155	315
CenterPoint Energy Inc.			14,579	297
NRG Energy Inc.			11,455	289
NiSource Inc.			5,685	268
SCANA Corp.			4,848	258
Pepco Holdings Inc.			8,576	234
Pinnacle West Capital Corp.			3,751	229
Wisconsin Energy Corp.			3,902	188
TECO Energy Inc.			7,990	151
AGL Resources Inc.			2,436	123
Integrys Energy Group Inc.			1,457	105
				16,013
Total Common Stocks (Cost $270,020)				298,379
Temporary Cash Investments (0.0%)[1]
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[2,3] Federal Home Loan Bank Discount Notes	0.089%	7/6/15	100	100

Total Temporary Cash Investments (Cost $100)	100
Total Investments (99.9%) (Cost $270,120)	298,479
Other Assets and Liabilities-Net (0.1%)	284
Net Assets (100%)	298,763

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	298,379	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	298,377	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in

S&P 500 Value Index Fund

the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	3	316	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $270,120,000. Net unrealized appreciation of investment securities for tax purposes was $28,359,000, consisting of unrealized gains of $33,210,000 on securities that had risen in value since their purchase and $4,851,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (16.4%)
	Walt Disney Co.	86,701	9,569
*	Amazon.com Inc.	21,115	9,063
	Home Depot Inc.	73,074	8,142
	Comcast Corp. Class A	94,404	5,519
	NIKE Inc. Class B	38,804	3,945
	Time Warner Inc.	46,053	3,891
	Lowe's Cos. Inc.	53,948	3,775
*	Priceline Group Inc.	2,880	3,375
	Starbucks Corp.	55,712	2,895
	McDonald's Corp.	27,713	2,659
*	DIRECTV	27,881	2,538
*	Netflix Inc.	3,355	2,094
	Twenty-First Century Fox Inc. Class A	57,796	1,942
	Time Warner Cable Inc.	10,436	1,888
	TJX Cos. Inc.	24,985	1,609
	VF Corp.	18,986	1,337
*	O'Reilly Automotive Inc.	5,645	1,239
	Yum! Brands Inc.	13,451	1,212
*	AutoZone Inc.	1,770	1,192
	Ross Stores Inc.	11,477	1,109
*	Chipotle Mexican Grill Inc. Class A	1,720	1,059
	Marriott International Inc. Class A	11,502	897
*	Dollar Tree Inc.	11,405	855
	L Brands Inc.	9,543	826
	Dollar General Corp.	10,461	759
*	Under Armour Inc. Class A	9,267	727
	CBS Corp. Class B	11,677	721
	Hanesbrands Inc.	22,225	708
	Viacom Inc. Class B	10,331	691
	Tractor Supply Co.	7,561	659
	Expedia Inc.	5,487	589
	Nordstrom Inc.	7,829	569
	Wyndham Worldwide Corp.	6,691	568
	Macy's Inc.	8,121	544
	Omnicom Group Inc.	7,115	530
*	Michael Kors Holdings Ltd.	11,138	518
	DR Horton Inc.	18,460	482
*	TripAdvisor Inc.	6,200	473
*	Discovery Communications Inc.	14,990	471
	Lennar Corp. Class A	9,930	463
	Harman International Industries Inc.	3,808	459
	Wynn Resorts Ltd.	4,507	454
	Genuine Parts Co.	4,932	446
	Starwood Hotels & Resorts Worldwide Inc.	5,332	441
*	CarMax Inc.	5,828	414
	Tiffany & Co.	4,318	405
	Newell Rubbermaid Inc.	9,954	394
	Royal Caribbean Cruises Ltd.	5,119	389
	Harley-Davidson Inc.	6,806	364

Leggett & Platt Inc.	7,671	363
Scripps Networks Interactive Inc. Class A	5,409	362
* Bed Bath & Beyond Inc.	4,708	336
H&R Block Inc.	10,253	325
* Mohawk Industries Inc.	1,618	302
* Discovery Communications Inc. Class A	8,263	280
Gap Inc.	6,528	250
Ralph Lauren Corp. Class A	1,856	242
Interpublic Group of Cos. Inc.	11,218	229
Hasbro Inc.	3,079	222
Family Dollar Stores Inc.	2,564	199
PulteGroup Inc.	9,837	189
Garmin Ltd.	3,827	174
* Fossil Group Inc.	1,620	115
* AutoNation Inc.	1,752	109
		89,565
Consumer Staples (9.1%)
CVS Health Corp.	62,396	6,388
Procter & Gamble Co.	73,374	5,752
Altria Group Inc.	109,199	5,591
Coca-Cola Co.	122,023	4,998
PepsiCo Inc.	49,318	4,756
Philip Morris International Inc.	47,178	3,919
Colgate-Palmolive Co.	27,896	1,863
Lorillard Inc.	19,964	1,447
Kraft Foods Group Inc.	16,302	1,377
Reynolds American Inc.	17,087	1,311
Kimberly-Clark Corp.	11,351	1,236
Constellation Brands Inc. Class A	9,334	1,100
Mead Johnson Nutrition Co.	11,230	1,093
* Monster Beverage Corp.	8,107	1,032
General Mills Inc.	16,740	940
Kroger Co.	12,805	932
Dr Pepper Snapple Group Inc.	10,700	820
Brown-Forman Corp. Class B	8,640	814
Molson Coors Brewing Co. Class B	8,865	651
Estee Lauder Cos. Inc. Class A	6,927	606
Keurig Green Mountain Inc.	6,724	580
Hershey Co.	5,103	474
Clorox Co.	4,219	454
Kellogg Co.	6,880	432
ConAgra Foods Inc.	9,221	356
McCormick & Co. Inc.	3,914	307
Campbell Soup Co.	5,774	279
Coca-Cola Enterprises Inc.	6,264	277
Hormel Foods Corp.	4,265	244
		50,029
Energy (3.1%)
Kinder Morgan Inc.	94,489	3,920
Schlumberger Ltd.	33,237	3,017
EOG Resources Inc.	30,412	2,697
Williams Cos. Inc.	37,324	1,907
Anadarko Petroleum Corp.	14,609	1,221
Pioneer Natural Resources Co.	5,710	844
Cabot Oil & Gas Corp.	22,968	780
Spectra Energy Corp.	19,776	696

Range Resources Corp.	9,196	510
EQT Corp.	5,562	473
* FMC Technologies Inc.	8,730	365
Cimarex Energy Co.	2,647	306
* Cameron International Corp.	4,731	243
		16,979
Financials (8.7%)
Wells Fargo & Co.	103,993	5,819
Simon Property Group Inc.	17,236	3,127
American Express Co.	28,675	2,286
American Tower Corporation	23,430	2,174
US Bancorp	47,408	2,044
BlackRock Inc.	4,503	1,647
Public Storage	8,050	1,558
Crown Castle International Corp.	18,513	1,510
Equity Residential	20,172	1,499
Health Care REIT Inc.	19,380	1,362
Charles Schwab Corp.	41,584	1,316
Ameriprise Financial Inc.	10,121	1,261
Ventas Inc.	18,344	1,220
AvalonBay Communities Inc.	7,323	1,219
Boston Properties Inc.	8,495	1,105
Moody's Corp.	9,864	1,066
Marsh & McLennan Cos. Inc.	17,926	1,044
Intercontinental Exchange Inc.	4,347	1,029
Discover Financial Services	17,363	1,012
McGraw Hill Financial Inc.	9,555	991
General Growth Properties Inc.	34,897	989
Aon plc	9,018	913
Host Hotels & Resorts Inc.	42,112	839
Essex Property Trust Inc.	3,611	804
T. Rowe Price Group Inc.	9,686	782
Weyerhaeuser Co.	20,706	674
Macerich Co.	7,814	642
Allstate Corp.	9,467	637
* CBRE Group Inc. Class A	15,550	595
Vornado Realty Trust	5,919	591
Realty Income Corp.	12,479	569
Franklin Resources Inc.	11,123	566
HCP Inc.	14,315	554
Kimco Realty Corp.	22,883	548
Invesco Ltd.	13,566	540
Northern Trust Corp.	5,965	445
Navient Corp.	22,282	429
* Affiliated Managers Group Inc.	1,907	427
SL Green Realty Corp.	3,446	409
Iron Mountain Inc.	10,373	378
Regions Financial Corp.	33,527	338
Legg Mason Inc.	5,500	293
Apartment Investment & Management Co.	6,060	230
Plum Creek Timber Co. Inc.	4,895	202
* E*TRADE Financial Corp.	6,423	189
		47,872
Health Care (19.1%)
* Gilead Sciences Inc.	82,588	9,272
Johnson & Johnson	89,423	8,955

* Actavis plc	21,653	6,643
Amgen Inc.	42,079	6,575
AbbVie Inc.	95,339	6,349
Medtronic plc	79,020	6,031
Merck & Co. Inc.	89,706	5,462
* Biogen Inc.	13,010	5,165
* Celgene Corp.	44,393	5,080
Bristol-Myers Squibb Co.	48,848	3,156
UnitedHealth Group Inc.	25,913	3,115
Thermo Fisher Scientific Inc.	22,002	2,852
Eli Lilly & Co.	33,072	2,609
* Regeneron Pharmaceuticals Inc.	4,091	2,097
* Alexion Pharmaceuticals Inc.	11,210	1,837
* Express Scripts Holding Co.	18,946	1,651
* Mylan NV	22,557	1,638
Abbott Laboratories	33,478	1,627
Becton Dickinson and Co.	11,577	1,627
Stryker Corp.	16,609	1,597
Zoetis Inc.	27,770	1,382
AmerisourceBergen Corp. Class A	11,568	1,302
McKesson Corp.	5,424	1,287
* Vertex Pharmaceuticals Inc.	9,532	1,223
Baxter International Inc.	17,771	1,184
* Cerner Corp.	16,907	1,138
* HCA Holdings Inc.	12,903	1,056
Aetna Inc.	8,777	1,035
* Intuitive Surgical Inc.	2,029	990
Cigna Corp.	6,307	888
* Hospira Inc.	9,506	840
* Mallinckrodt plc	6,475	838
* DaVita HealthCare Partners Inc.	9,573	802
* Edwards Lifesciences Corp.	5,980	782
Perrigo Co. plc	3,912	744
Zimmer Holdings Inc.	6,315	720
St. Jude Medical Inc.	9,675	714
CR Bard Inc.	4,118	701
* Boston Scientific Corp.	33,963	620
* Endo International plc	5,906	495
* Henry Schein Inc.	3,162	448
* Waters Corp.	3,014	403
Universal Health Services Inc. Class B	2,684	348
* Varian Medical Systems Inc.	3,837	332
DENTSPLY International Inc.	4,876	254
PerkinElmer Inc.	3,772	199
* Tenet Healthcare Corp.	2,734	145
Patterson Cos. Inc.	2,814	135
		104,343
Industrials (7.9%)
Union Pacific Corp.	48,868	4,931
3M Co.	23,583	3,752
Boeing Co.	18,162	2,552
Honeywell International Inc.	22,134	2,306
United Parcel Service Inc. Class B	21,966	2,180
Delta Air Lines Inc.	45,709	1,962
CSX Corp.	54,928	1,872
Lockheed Martin Corp.	9,818	1,848
Danaher Corp.	19,408	1,675

General Dynamics Corp.	11,708	1,641
FedEx Corp.	8,037	1,392
Southwest Airlines Co.	37,485	1,389
American Airlines Group Inc.	28,238	1,197
Norfolk Southern Corp.	11,423	1,051
Illinois Tool Works Inc.	10,843	1,017
Nielsen NV	20,580	926
Precision Castparts Corp.	4,245	898
Northrop Grumman Corp.	5,062	806
Roper Technologies Inc.	3,898	682
PACCAR Inc.	10,433	663
* Stericycle Inc.	4,724	649
Waste Management Inc.	11,845	588
CH Robinson Worldwide Inc.	8,138	502
Pall Corp.	3,908	486
* United Rentals Inc.	5,357	476
Rockwell Automation Inc.	3,855	474
Equifax Inc.	4,638	465
Cintas Corp.	5,404	465
Tyco International plc	11,421	461
Rockwell Collins Inc.	4,655	443
AMETEK Inc.	8,022	431
Robert Half International Inc.	7,494	423
Fastenal Co.	9,554	397
WW Grainger Inc.	1,634	393
Snap-on Inc.	2,130	331
Textron Inc.	6,911	313
Kansas City Southern	3,318	300
Masco Corp.	8,732	236
Expeditors International of Washington Inc.	5,046	231
Allegion plc	3,462	216
Dun & Bradstreet Corp.	1,277	163
* Quanta Services Inc.	5,524	162
		43,345
Information Technology (32.2%)
Apple Inc.	322,982	42,078
Microsoft Corp.	454,899	21,317
* Facebook Inc. Class A	116,404	9,218
Intel Corp.	262,611	9,050
* Google Inc. Class A	15,835	8,635
* Google Inc. Class C	15,912	8,467
Visa Inc. Class A	107,569	7,388
QUALCOMM Inc.	91,468	6,374
Cisco Systems Inc.	181,157	5,310
Oracle Corp.	117,319	5,102
MasterCard Inc. Class A	54,129	4,994
* eBay Inc.	61,063	3,747
Automatic Data Processing Inc.	26,347	2,253
* Cognizant Technology Solutions Corp. Class A	33,803	2,188
Avago Technologies Ltd. Class A	14,229	2,107
Texas Instruments Inc.	37,161	2,078
* Yahoo! Inc.	48,276	2,073
EMC Corp.	78,281	2,062
Accenture plc Class A	19,853	1,907
Broadcom Corp. Class A	30,225	1,718
* Micron Technology Inc.	59,737	1,668
* Salesforce.com inc	22,815	1,660

Intuit Inc.	15,347	1,598
* Adobe Systems Inc.	18,208	1,440
Western Digital Corp.	12,043	1,173
Skyworks Solutions Inc.	10,584	1,157
* Electronic Arts Inc.	17,241	1,082
* Fiserv Inc.	13,239	1,061
* Alliance Data Systems Corp.	3,483	1,038
Seagate Technology plc	18,209	1,013
Amphenol Corp. Class A	17,212	982
Applied Materials Inc.	43,605	878
Equinix Inc.	3,132	840
SanDisk Corp.	11,814	808
* Red Hat Inc.	10,177	786
* Akamai Technologies Inc.	9,918	756
Lam Research Corp.	8,839	727
TE Connectivity Ltd.	10,362	715
* Autodesk Inc.	12,571	681
NVIDIA Corp.	28,716	635
Corning Inc.	30,314	634
Fidelity National Information Services Inc.	9,959	624
Analog Devices Inc.	8,827	600
* Citrix Systems Inc.	8,863	576
Paychex Inc.	11,626	574
Symantec Corp.	20,811	512
* F5 Networks Inc.	4,003	503
Altera Corp.	8,512	416
* VeriSign Inc.	5,835	369
Western Union Co.	16,271	357
Linear Technology Corp.	7,162	343
Microchip Technology Inc.	6,930	340
Xilinx Inc.	7,109	337
NetApp Inc.	9,016	301
Motorola Solutions Inc.	5,089	300
Total System Services Inc.	6,256	258
KLA-Tencor Corp.	4,065	243
* Teradata Corp.	4,275	166
FLIR Systems Inc.	3,683	113
		176,330
Materials (2.5%)
Monsanto Co.	17,688	2,069
EI du Pont de Nemours & Co.	25,102	1,783
Ecolab Inc.	14,934	1,712
Sherwin-Williams Co.	4,475	1,290
PPG Industries Inc.	4,979	1,140
Air Products & Chemicals Inc.	7,592	1,114
Praxair Inc.	8,490	1,043
Sigma-Aldrich Corp.	6,623	923
Martin Marietta Materials Inc.	3,445	513
CF Industries Holdings Inc.	1,436	454
Vulcan Materials Co.	4,397	395
Ball Corp.	5,261	373
Sealed Air Corp.	7,515	366
International Flavors & Fragrances Inc.	2,562	305
Airgas Inc.	2,024	206
		13,686

Telecommunication Services (0.2%)
* Level 3 Communications Inc.			15,905	883
Frontier Communications Corp.			24,522	126
				1,009
Utilities (0.8%)
NextEra Energy Inc.			12,542	1,283
Dominion Resources Inc.			15,328	1,081
Sempra Energy			7,063	759
Edison International			7,976	485
NiSource Inc.			8,261	390
Wisconsin Energy Corp.			6,146	297
Integrys Energy Group Inc.			2,045	147
AGL Resources Inc.			2,664	134
				4,576
Total Common Stocks (Cost $459,054)				547,734
	Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund	0.136%		92,753	93

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	100	100
Total Temporary Cash Investments (Cost $193)				193
Total Investments (100.0%) (Cost $459,247)				547,927
Other Assets and Liabilities-Net (0.0%)				(49)
Net Assets (100%)				547,878

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

S&P 500 Growth Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	547,734	—	—
Temporary Cash Investments	93	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	547,825	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

S&P 500 Growth Index Fund

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2015	2	211	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $459,247,000. Net unrealized appreciation of investment securities for tax purposes was $88,680,000, consisting of unrealized gains of $92,780,000 on securities that had risen in value since their purchase and $4,100,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (13.8%)
	Advance Auto Parts Inc.	46,798	7,170
	Signet Jewelers Ltd.	51,301	6,635
*	Jarden Corp.	114,791	6,091
	Foot Locker Inc.	90,909	5,745
	Polaris Industries Inc.	39,036	5,584
*	LKQ Corp.	194,557	5,558
	Williams-Sonoma Inc.	54,792	4,307
	Domino's Pizza Inc.	35,590	3,867
	Service Corp. International	129,808	3,772
*	Toll Brothers Inc.	102,245	3,698
	Carter's Inc.	33,780	3,487
	Dick's Sporting Goods Inc.	62,762	3,372
*	NVR Inc.	2,461	3,348
	Dunkin' Brands Group Inc.	62,440	3,332
	Gentex Corp.	188,900	3,245
	Graham Holdings Co. Class B	2,832	3,033
	Brunswick Corp.	59,380	3,031
*	AMC Networks Inc. Class A	37,788	2,970
*	Panera Bread Co. Class A	16,296	2,966
*	Office Depot Inc.	313,991	2,911
	Cinemark Holdings Inc.	66,610	2,700
*	Live Nation Entertainment Inc.	92,806	2,654
*	Tempur Sealy International Inc.	38,968	2,322
	Dana Holding Corp.	105,404	2,295
	Brinker International Inc.	40,373	2,228
	Tupperware Brands Corp.	31,818	2,092
*	Kate Spade & Co.	81,497	2,019
	Wendy's Co.	176,351	1,982
	CST Brands Inc.	49,337	1,962
*	Vista Outdoor Inc.	40,799	1,880
*	Buffalo Wild Wings Inc.	12,111	1,849
	American Eagle Outfitters Inc.	112,256	1,838
	Thor Industries Inc.	29,707	1,815
	Sotheby's	39,475	1,770
	John Wiley & Sons Inc. Class A	29,822	1,730
*	JC Penney Co. Inc.	196,017	1,684
*	Life Time Fitness Inc.	23,076	1,659
*	Murphy USA Inc.	27,647	1,610
	Time Inc.	70,395	1,585
*	Cabela's Inc.	30,651	1,563
	Cheesecake Factory Inc.	29,867	1,540
	Chico's FAS Inc.	91,750	1,524
*	Deckers Outdoor Corp.	22,224	1,515
	Big Lots Inc.	34,365	1,509
	Aaron's Inc.	41,503	1,454
	HSN Inc.	20,901	1,403
*	ANN Inc.	29,395	1,374
*,^ DreamWorks Animation SKG Inc. Class A		46,580	1,255
*	Ascena Retail Group Inc.	84,759	1,253

Meredith Corp.	23,483	1,240
New York Times Co. Class A	84,581	1,176
DeVry Education Group Inc.	36,921	1,174
* Apollo Education Group Inc.	60,948	1,010
Rent-A-Center Inc.	33,382	1,010
Abercrombie & Fitch Co.	43,753	896
KB Home	58,562	865
Guess? Inc.	41,128	721
MDC Holdings Inc.	25,146	703
International Speedway Corp. Class A	17,986	670
		145,651
Consumer Staples (3.9%)
Church & Dwight Co. Inc.	83,542	7,015
Energizer Holdings Inc.	39,748	5,632
* WhiteWave Foods Co. Class A	111,604	5,360
* Hain Celestial Group Inc.	65,075	4,117
Ingredion Inc.	45,745	3,750
Flowers Foods Inc.	117,879	2,648
* United Natural Foods Inc.	31,982	2,145
* TreeHouse Foods Inc.	27,368	1,952
Avon Products Inc.	278,059	1,869
* Boston Beer Co. Inc. Class A	5,832	1,538
* Post Holdings Inc.	33,654	1,456
* SUPERVALU Inc.	132,738	1,172
Dean Foods Co.	59,546	1,097
Lancaster Colony Corp.	12,254	1,093
Tootsie Roll Industries Inc.	13,164	405
		41,249
Energy (4.5%)
HollyFrontier Corp.	125,457	5,225
* Dresser-Rand Group Inc.	49,048	4,150
Oceaneering International Inc.	63,734	3,238
Energen Corp.	46,694	3,231
Nabors Industries Ltd.	185,131	2,731
* Gulfport Energy Corp.	60,889	2,628
World Fuel Services Corp.	46,112	2,307
SM Energy Co.	43,152	2,258
Superior Energy Services Inc.	97,334	2,247
Western Refining Inc.	45,181	1,987
Patterson-UTI Energy Inc.	93,663	1,892
* Dril-Quip Inc.	24,797	1,874
Rowan Cos. plc Class A	79,669	1,711
* WPX Energy Inc.	131,068	1,690
Denbury Resources Inc.	227,174	1,674
California Resources Corp.	198,344	1,557
* Oil States International Inc.	33,022	1,350
Atwood Oceanics Inc.	38,645	1,189
* Rosetta Resources Inc.	47,311	1,105
* Helix Energy Solutions Group Inc.	62,151	974
* Unit Corp.	29,240	922
^ Tidewater Inc.	30,162	740
Peabody Energy Corp.	176,836	598
		47,278
Financials (23.5%)
Federal Realty Investment Trust	43,932	5,908
UDR Inc.	165,562	5,391

Everest Re Group Ltd.	28,590	5,189
Arthur J Gallagher & Co.	105,404	5,107
New York Community Bancorp Inc.	283,168	5,023
Jones Lang LaSalle Inc.	28,684	4,969
Extra Space Storage Inc.	70,744	4,954
* Alleghany Corp.	10,239	4,867
Raymond James Financial Inc.	81,302	4,725
* Signature Bank	32,190	4,495
MSCI Inc. Class A	71,896	4,461
* SVB Financial Group	32,605	4,399
Duke Realty Corp.	220,563	4,314
Alexandria Real Estate Equities Inc.	46,086	4,274
Camden Property Trust	55,480	4,160
Reinsurance Group of America Inc. Class A	43,999	4,116
SEI Investments Co.	83,252	3,983
East West Bancorp Inc.	91,840	3,940
Kilroy Realty Corp.	55,260	3,817
Regency Centers Corp.	60,219	3,802
Mid-America Apartment Communities Inc.	48,171	3,680
Omega Healthcare Investors Inc.	101,029	3,640
HCC Insurance Holdings Inc.	61,749	3,531
Liberty Property Trust	95,252	3,328
National Retail Properties Inc.	84,582	3,173
WR Berkley Corp.	64,387	3,155
CBOE Holdings Inc.	53,738	3,145
Lamar Advertising Co. Class A	51,341	3,112
Eaton Vance Corp.	75,760	3,076
Senior Housing Properties Trust	150,324	3,008
Taubman Centers Inc.	40,503	2,998
RenaissanceRe Holdings Ltd.	29,275	2,989
American Financial Group Inc.	46,887	2,977
Hospitality Properties Trust	95,919	2,896
City National Corp.	30,770	2,836
American Campus Communities Inc.	71,764	2,800
PacWest Bancorp	61,934	2,780
* SLM Corp.	270,896	2,779
Home Properties Inc.	36,967	2,747
LaSalle Hotel Properties	72,228	2,633
Corrections Corp. of America	74,709	2,627
BioMed Realty Trust Inc.	128,791	2,626
Cullen/Frost Bankers Inc.	35,144	2,580
Douglas Emmett Inc.	87,083	2,558
Waddell & Reed Financial Inc. Class A	53,454	2,554
Synovus Financial Corp.	87,074	2,527
Highwoods Properties Inc.	59,436	2,493
Umpqua Holdings Corp.	140,972	2,480
First American Financial Corp.	68,943	2,462
Brown & Brown Inc.	75,279	2,438
Weingarten Realty Investors	72,093	2,432
Old Republic International Corp.	154,080	2,382
Commerce Bancshares Inc.	53,054	2,367
CNO Financial Group Inc.	128,054	2,305
* Stifel Financial Corp.	42,408	2,259
First Horizon National Corp.	149,818	2,211
Webster Financial Corp.	57,901	2,194
Federated Investors Inc. Class B	61,001	2,123
Rayonier Inc.	80,968	2,091

FirstMerit Corp.	105,783	2,078
Prosperity Bancshares Inc.	38,522	2,064
Tanger Factory Outlet Centers Inc.	60,385	2,031
First Niagara Financial Group Inc.	226,382	2,017
Hanover Insurance Group Inc.	28,335	2,017
* Communications Sales & Leasing Inc.	77,089	2,008
StanCorp Financial Group Inc.	26,954	2,001
Bank of the Ozarks Inc.	45,194	1,987
Aspen Insurance Holdings Ltd.	39,806	1,845
Associated Banc-Corp	95,100	1,804
Bank of Hawaii Corp.	28,072	1,762
Janus Capital Group Inc.	95,087	1,726
WP GLIMCHER Inc.	118,999	1,674
TCF Financial Corp.	105,800	1,665
Corporate Office Properties Trust	59,484	1,527
Hancock Holding Co.	51,715	1,506
Primerica Inc.	33,587	1,486
Fulton Financial Corp.	115,107	1,457
Cathay General Bancorp	47,729	1,442
Washington Federal Inc.	63,037	1,393
Valley National Bancorp	142,015	1,389
BancorpSouth Inc.	55,097	1,333
Mercury General Corp.	23,395	1,303
Urban Edge Properties	59,358	1,282
Equity One Inc.	49,808	1,234
Alexander & Baldwin Inc.	29,202	1,199
Kemper Corp.	32,175	1,152
Trustmark Corp.	42,610	1,016
International Bancshares Corp.	36,458	952
Potlatch Corp.	25,624	930
Mack-Cali Realty Corp.	52,843	893
		247,059
Health Care (8.7%)
Omnicare Inc.	62,136	5,921
* Mettler-Toledo International Inc.	17,996	5,843
* Centene Corp.	76,022	5,728
Cooper Cos. Inc.	30,896	5,616
* Hologic Inc.	155,831	5,574
* United Therapeutics Corp.	29,857	5,485
ResMed Inc.	89,928	5,290
* MEDNAX Inc.	61,472	4,376
* Community Health Systems Inc.	74,678	4,130
* IDEXX Laboratories Inc.	30,150	4,088
* Sirona Dental Systems Inc.	35,541	3,509
Teleflex Inc.	26,512	3,413
* Health Net Inc.	49,196	3,062
* Align Technology Inc.	46,472	2,819
* VCA Inc.	52,511	2,755
STERIS Corp.	38,108	2,547
* WellCare Health Plans Inc.	28,113	2,408
Bio-Techne Corp.	23,753	2,405
* Akorn Inc.	50,280	2,308
* Charles River Laboratories International Inc.	30,271	2,190
* LifePoint Health Inc.	28,270	2,128
* Bio-Rad Laboratories Inc. Class A	13,215	1,908
Hill-Rom Holdings Inc.	36,140	1,863
* Thoratec Corp.	34,788	1,579

* Allscripts Healthcare Solutions Inc.	109,098	1,535
Owens & Minor Inc.	40,547	1,351
* Halyard Health Inc.	29,925	1,240
* HMS Holdings Corp.	55,758	950
		92,021
Industrials (15.6%)
Wabtec Corp.	61,643	6,183
Towers Watson & Co. Class A	44,512	6,140
Alaska Air Group Inc.	83,997	5,430
JB Hunt Transport Services Inc.	58,891	4,948
Acuity Brands Inc.	27,747	4,897
Fortune Brands Home & Security Inc.	101,514	4,655
ManpowerGroup Inc.	50,097	4,241
Carlisle Cos. Inc.	41,698	4,134
B/E Aerospace Inc.	67,792	3,887
IDEX Corp.	50,050	3,867
Waste Connections Inc.	79,320	3,849
Huntington Ingalls Industries Inc.	30,903	3,832
Hubbell Inc. Class B	34,435	3,720
AO Smith Corp.	48,023	3,428
* JetBlue Airways Corp.	167,047	3,368
Lincoln Electric Holdings Inc.	49,695	3,340
* AECOM	99,462	3,285
Trinity Industries Inc.	99,584	2,987
Nordson Corp.	36,638	2,964
Lennox International Inc.	26,294	2,961
* Old Dominion Freight Line Inc.	43,425	2,953
* Orbital ATK Inc.	37,930	2,902
Donaldson Co. Inc.	81,235	2,897
Graco Inc.	37,736	2,739
* Kirby Corp.	35,632	2,733
* Genesee & Wyoming Inc. Class A	32,800	2,701
AGCO Corp.	51,465	2,613
* Copart Inc.	72,792	2,519
Oshkosh Corp.	49,985	2,507
ITT Corp.	58,209	2,484
RR Donnelley & Sons Co.	127,812	2,451
* Teledyne Technologies Inc.	22,557	2,286
MSC Industrial Direct Co. Inc. Class A	32,452	2,251
Regal Beloit Corp.	28,597	2,236
Watsco Inc.	17,479	2,201
* Esterline Technologies Corp.	19,900	2,153
Triumph Group Inc.	32,270	2,152
Deluxe Corp.	31,910	2,037
CLARCOR Inc.	32,110	1,978
SPX Corp.	26,213	1,948
* Clean Harbors Inc.	34,288	1,932
Valmont Industries Inc.	15,346	1,910
Crane Co.	31,257	1,892
Woodward Inc.	37,009	1,885
Landstar System Inc.	28,648	1,874
Timken Co.	47,647	1,863
Kennametal Inc.	50,630	1,826
* CEB Inc.	21,412	1,811
KBR Inc.	93,103	1,783
Terex Corp.	67,923	1,680
* NOW Inc.	68,831	1,591

	GATX Corp.	28,481	1,587
	Rollins Inc.	61,861	1,535
	Con-way Inc.	37,020	1,498
*	KLX Inc.	33,731	1,479
	HNI Corp.	28,398	1,377
	Herman Miller Inc.	37,535	1,040
*	FTI Consulting Inc.	26,106	1,026
	MSA Safety Inc.	19,855	888
	Granite Construction Inc.	23,191	831
	Harsco Corp.	51,514	830
	Werner Enterprises Inc.	28,754	791
			163,786
Information Technology (17.4%)
*	Qorvo Inc.	94,998	7,804
	CDK Global Inc.	102,942	5,486
*	ANSYS Inc.	57,598	5,126
*	Synopsys Inc.	98,329	4,906
*	SunEdison Inc.	161,228	4,832
*	Gartner Inc.	53,119	4,647
	Global Payments Inc.	42,904	4,478
	Broadridge Financial Solutions Inc.	77,325	4,189
	FactSet Research Systems Inc.	24,815	4,099
*	Trimble Navigation Ltd.	165,812	3,887
	Avnet Inc.	87,247	3,840
*	Arrow Electronics Inc.	61,188	3,720
*	Cadence Design Systems Inc.	187,016	3,701
*	Fortinet Inc.	90,746	3,635
*	Zebra Technologies Corp.	32,577	3,572
*	Keysight Technologies Inc.	107,766	3,541
	Jack Henry & Associates Inc.	52,315	3,405
*	Informatica Corp.	70,007	3,388
*	NCR Corp.	107,912	3,243
	Jabil Circuit Inc.	123,608	3,037
*	PTC Inc.	73,520	3,034
*	Rackspace Hosting Inc.	75,126	3,012
*	Ultimate Software Group Inc.	18,299	2,961
	Teradyne Inc.	139,318	2,946
*	WEX Inc.	24,817	2,814
*	Cognex Corp.	55,361	2,794
	Cypress Semiconductor Corp.	203,294	2,791
*	ARRIS Group Inc.	84,501	2,789
*	VeriFone Systems Inc.	72,759	2,777
	MAXIMUS Inc.	42,130	2,754
*	Ingram Micro Inc.	99,946	2,679
*	Tyler Technologies Inc.	21,481	2,609
*	AOL Inc.	50,158	2,508
	Atmel Corp.	266,254	2,362
	Belden Inc.	27,195	2,296
*	Integrated Device Technology Inc.	94,849	2,244
*	CoreLogic Inc.	57,433	2,239
	FEI Co.	26,746	2,182
	DST Systems Inc.	18,274	2,164
*,^ Cree Inc.		71,401	2,162
*	IPG Photonics Corp.	22,778	2,160
	Solera Holdings Inc.	42,979	2,120
*	SolarWinds Inc.	42,438	2,014
	National Instruments Corp.	64,744	1,936

*	JDS Uniphase Corp.	148,821	1,908
*	Ciena Corp.	74,919	1,807
	Lexmark International Inc. Class A	38,816	1,785
*	ACI Worldwide Inc.	74,111	1,765
	Fair Isaac Corp.	20,098	1,763
	Leidos Holdings Inc.	39,998	1,700
	Mentor Graphics Corp.	62,901	1,642
	Convergys Corp.	63,677	1,581
*	Tech Data Corp.	24,596	1,552
*	Fairchild Semiconductor International Inc. Class A	75,280	1,500
*,^ 3D Systems Corp.		67,210	1,470
	Diebold Inc.	41,604	1,422
	InterDigital Inc.	23,878	1,400
*	Silicon Laboratories Inc.	25,198	1,397
	Plantronics Inc.	25,165	1,388
	Science Applications International Corp.	25,265	1,339
	Advent Software Inc.	28,950	1,267
*	CommVault Systems Inc.	27,138	1,206
*	Polycom Inc.	86,287	1,162
	Vishay Intertechnology Inc.	87,308	1,137
	Intersil Corp. Class A	82,344	1,112
*,^ Knowles Corp.		53,680	1,039
*	Rovi Corp.	58,015	972
*	NeuStar Inc. Class A	35,156	960
*	Advanced Micro Devices Inc.	397,334	906
*	Semtech Corp.	42,122	900
*	Itron Inc.	24,620	884
*	Acxiom Corp.	49,710	824
			182,671
Materials (7.5%)
	Rock-Tenn Co. Class A	89,524	5,832
	Ashland Inc.	40,771	5,194
	Packaging Corp. of America	62,954	4,355
	Albemarle Corp.	71,755	4,316
	RPM International Inc.	85,568	4,281
	Valspar Corp.	47,821	3,991
	Steel Dynamics Inc.	154,515	3,370
	Reliance Steel & Aluminum Co.	49,614	3,165
	NewMarket Corp.	6,766	3,115
	Sonoco Products Co.	64,413	2,900
	Bemis Co. Inc.	62,349	2,864
	Cytec Industries Inc.	45,598	2,758
	Royal Gold Inc.	41,716	2,702
	Eagle Materials Inc.	32,161	2,685
	AptarGroup Inc.	39,873	2,543
	United States Steel Corp.	93,171	2,273
	PolyOne Corp.	56,991	2,216
	Sensient Technologies Corp.	30,395	2,058
	Compass Minerals International Inc.	21,500	1,852
	Domtar Corp.	40,776	1,762
	Scotts Miracle-Gro Co. Class A	28,483	1,745
	Cabot Corp.	40,962	1,699
*	Louisiana-Pacific Corp.	91,526	1,656
	Minerals Technologies Inc.	22,311	1,502
	Silgan Holdings Inc.	26,795	1,456
	Olin Corp.	49,755	1,455
	Carpenter Technology Corp.	33,811	1,381

Commercial Metals Co.			75,507	1,213
Worthington Industries Inc.			31,771	865
Greif Inc. Class A			21,409	818
TimkenSteel Corp.			24,183	719
				78,741
Telecommunication Services (0.2%)
Telephone & Data Systems Inc.			62,803	1,865
*,^ Windstream Holdings Inc.			64,659	526
				2,391
Utilities (4.5%)
Alliant Energy Corp.			70,974	4,351
UGI Corp.			110,544	4,134
OGE Energy Corp.			127,622	4,020
Atmos Energy Corp.			64,487	3,484
National Fuel Gas Co.			53,910	3,464
Westar Energy Inc. Class A			84,531	3,100
Aqua America Inc.			113,116	2,977
MDU Resources Group Inc.			124,366	2,604
Great Plains Energy Inc.			98,614	2,571
Questar Corp.			112,259	2,548
Vectren Corp.			52,830	2,249
Cleco Corp.			38,679	2,098
Hawaiian Electric Industries Inc.			65,694	2,006
IDACORP Inc.			32,144	1,912
WGL Holdings Inc.			31,800	1,830
ONE Gas Inc.			33,527	1,486
Black Hills Corp.			28,726	1,372
PNM Resources Inc.			51,216	1,362
Talen Energy Corp.			539	10
				47,578
Total Common Stocks (Cost $918,326)				1,048,425
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.136%		4,801,302	4,801

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.181%	6/22/15	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.133%	7/31/15	200	200
[5,6] Freddie Mac Discount Notes	0.075%	7/20/15	100	100
				400
Total Temporary Cash Investments (Cost $5,201)				5,201
Total Investments (100.1%) (Cost $923,527)				1,053,626
Other Assets and Liabilities-Net (-0.1%)[3]				(846)
Net Assets (100%)				1,052,780

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,450,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,527,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,048,425	—	—
Temporary Cash Investments	4,801	400	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	1,053,192	400	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be

S&P Mid-Cap 400 Index Fund

priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2015	27	4,113	(24)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $923,527,000. Net unrealized appreciation of investment securities for tax purposes was $130,099,000, consisting of unrealized gains of $163,397,000 on securities that had risen in value since their purchase and $33,298,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (17.0%)
	Advance Auto Parts Inc.	41,657	6,383
	Signet Jewelers Ltd.	45,664	5,906
	Foot Locker Inc.	80,922	5,114
	Polaris Industries Inc.	34,748	4,971
*	LKQ Corp.	173,184	4,948
	Williams-Sonoma Inc.	48,774	3,834
	Domino's Pizza Inc.	31,681	3,442
	Service Corp. International	115,553	3,358
*	Toll Brothers Inc.	91,017	3,292
*	Jarden Corp.	60,282	3,199
	Carter's Inc.	30,071	3,104
*	NVR Inc.	2,190	2,980
	Dunkin' Brands Group Inc.	55,584	2,966
	Gentex Corp.	168,160	2,889
	Brunswick Corp.	52,861	2,698
*	AMC Networks Inc. Class A	33,639	2,644
*	Live Nation Entertainment Inc.	82,619	2,363
*	Tempur Sealy International Inc.	34,692	2,067
	Brinker International Inc.	35,943	1,983
*	Panera Bread Co. Class A	10,009	1,822
*	Buffalo Wild Wings Inc.	10,783	1,646
*	Deckers Outdoor Corp.	19,682	1,341
	Cinemark Holdings Inc.	30,830	1,250
	HSN Inc.	18,508	1,242
	Wendy's Co.	83,191	935
*	Kate Spade & Co.	36,472	904
	John Wiley & Sons Inc. Class A	13,557	787
*	Life Time Fitness Inc.	10,079	725
	Cheesecake Factory Inc.	13,578	700
	Thor Industries Inc.	11,446	699
	Big Lots Inc.	14,703	645
*	Vista Outdoor Inc.	13,260	611
	DeVry Education Group Inc.	15,468	492
	KB Home	22,005	325
			82,265
Consumer Staples (4.4%)
	Church & Dwight Co. Inc.	74,363	6,244
*	WhiteWave Foods Co. Class A	99,344	4,771
*	Hain Celestial Group Inc.	57,928	3,665
	Energizer Holdings Inc.	18,750	2,657
*	Boston Beer Co. Inc. Class A	5,187	1,368
*	TreeHouse Foods Inc.	10,789	770
*	Post Holdings Inc.	14,698	636
*	SUPERVALU Inc.	55,486	490
	Lancaster Colony Corp.	5,457	487
			21,088
Energy (1.4%)
*	Dresser-Rand Group Inc.	43,662	3,694

Oceaneering International Inc.	33,470	1,700
California Resources Corp.	111,368	874
* Dril-Quip Inc.	10,443	790
		7,058
Financials (22.6%)
Federal Realty Investment Trust	39,106	5,259
UDR Inc.	147,375	4,799
Jones Lang LaSalle Inc.	25,534	4,423
Extra Space Storage Inc.	62,974	4,410
* Signature Bank	28,654	4,002
Duke Realty Corp.	196,338	3,840
Camden Property Trust	49,387	3,703
SEI Investments Co.	74,109	3,545
Kilroy Realty Corp.	49,192	3,398
Regency Centers Corp.	53,605	3,385
Omega Healthcare Investors Inc.	89,935	3,240
Arthur J Gallagher & Co.	60,983	2,955
CBOE Holdings Inc.	47,838	2,799
Lamar Advertising Co. Class A	45,704	2,771
RenaissanceRe Holdings Ltd.	26,061	2,661
MSCI Inc. Class A	42,877	2,661
Alexandria Real Estate Equities Inc.	27,894	2,587
* SVB Financial Group	17,413	2,349
LaSalle Hotel Properties	64,300	2,344
Douglas Emmett Inc.	77,525	2,278
Weingarten Realty Investors	64,181	2,165
Mid-America Apartment Communities Inc.	27,013	2,064
* Alleghany Corp.	4,283	2,036
Raymond James Financial Inc.	34,010	1,977
Taubman Centers Inc.	25,238	1,868
Bank of the Ozarks Inc.	40,031	1,760
American Campus Communities Inc.	44,078	1,719
National Retail Properties Inc.	44,419	1,666
Hospitality Properties Trust	54,643	1,650
East West Bancorp Inc.	38,418	1,648
Eaton Vance Corp.	37,225	1,511
Highwoods Properties Inc.	35,579	1,493
Brown & Brown Inc.	42,885	1,389
Primerica Inc.	29,744	1,316
Senior Housing Properties Trust	65,559	1,312
Home Properties Inc.	17,439	1,296
Tanger Factory Outlet Centers Inc.	38,165	1,283
* Communications Sales & Leasing Inc.	48,723	1,269
WR Berkley Corp.	25,214	1,235
BioMed Realty Trust Inc.	58,462	1,192
* SLM Corp.	113,320	1,163
PacWest Bancorp	25,356	1,138
Waddell & Reed Financial Inc. Class A	22,361	1,068
Alexander & Baldwin Inc.	25,854	1,062
Federated Investors Inc. Class B	29,320	1,020
First Horizon National Corp.	68,007	1,004
Corporate Office Properties Trust	33,928	871
Janus Capital Group Inc.	45,767	831
Urban Edge Properties	35,885	775
Equity One Inc.	29,738	737

Potlatch Corp.	12,773	463
		109,390
Health Care (12.2%)
* Mettler-Toledo International Inc.	16,019	5,201
* Centene Corp.	67,671	5,098
Cooper Cos. Inc.	27,502	4,999
* Hologic Inc.	138,713	4,962
* United Therapeutics Corp.	26,577	4,883
* MEDNAX Inc.	54,720	3,895
* IDEXX Laboratories Inc.	26,838	3,639
ResMed Inc.	56,032	3,296
* Sirona Dental Systems Inc.	31,638	3,123
Omnicare Inc.	32,631	3,109
* Align Technology Inc.	41,371	2,510
* VCA Inc.	46,747	2,452
STERIS Corp.	33,925	2,267
* Akorn Inc.	44,763	2,055
Teleflex Inc.	15,339	1,975
* Charles River Laboratories International Inc.	26,949	1,950
Bio-Techne Corp.	13,954	1,413
* LifePoint Health Inc.	12,581	947
Hill-Rom Holdings Inc.	16,838	868
* HMS Holdings Corp.	25,815	440
* Community Health Systems Inc. Rights Exp. 1/4/2016	29,782	1
		59,083
Industrials (15.0%)
Wabtec Corp.	54,871	5,503
Alaska Air Group Inc.	74,770	4,833
JB Hunt Transport Services Inc.	52,423	4,405
Acuity Brands Inc.	24,699	4,359
* JetBlue Airways Corp.	148,705	2,998
Fortune Brands Home & Security Inc.	59,637	2,735
Trinity Industries Inc.	88,651	2,659
Nordson Corp.	32,616	2,639
* Old Dominion Freight Line Inc.	38,657	2,629
* Copart Inc.	64,803	2,242
B/E Aerospace Inc.	38,618	2,214
ITT Corp.	51,821	2,212
IDEX Corp.	26,729	2,065
Waste Connections Inc.	41,655	2,021
AO Smith Corp.	28,213	2,014
Carlisle Cos. Inc.	17,814	1,766
Lennox International Inc.	14,979	1,687
Landstar System Inc.	25,506	1,668
Graco Inc.	22,842	1,658
* CEB Inc.	19,064	1,613
* Genesee & Wyoming Inc. Class A	18,978	1,563
Huntington Ingalls Industries Inc.	12,422	1,540
Hubbell Inc. Class B	14,150	1,529
Lincoln Electric Holdings Inc.	22,115	1,486
* Kirby Corp.	19,101	1,465
Donaldson Co. Inc.	35,428	1,263
* Teledyne Technologies Inc.	12,248	1,241
* Esterline Technologies Corp.	10,805	1,169
Deluxe Corp.	17,610	1,124
MSC Industrial Direct Co. Inc. Class A	15,598	1,082

	Woodward Inc.	20,754	1,057
	CLARCOR Inc.	17,149	1,056
	Rollins Inc.	38,343	952
	GATX Corp.	12,947	721
	HNI Corp.	14,679	712
	MSA Safety Inc.	8,045	360
	Werner Enterprises Inc.	12,557	346
			72,586
Information Technology (19.6%)
*	Qorvo Inc.	84,560	6,947
*	Gartner Inc.	47,285	4,137
	Global Payments Inc.	38,191	3,986
	FactSet Research Systems Inc.	22,090	3,649
*	Cadence Design Systems Inc.	166,479	3,295
	CDK Global Inc.	61,391	3,272
*	Fortinet Inc.	80,781	3,236
*	Zebra Technologies Corp.	28,999	3,179
*	ANSYS Inc.	32,298	2,875
*	Synopsys Inc.	56,890	2,838
*	PTC Inc.	65,449	2,701
*	Rackspace Hosting Inc.	66,878	2,681
*	Ultimate Software Group Inc.	16,290	2,636
*	SunEdison Inc.	86,105	2,581
	Broadridge Financial Solutions Inc.	46,803	2,536
*	WEX Inc.	22,093	2,505
*	Cognex Corp.	49,284	2,487
*	ARRIS Group Inc.	75,226	2,483
*	VeriFone Systems Inc.	64,772	2,472
	MAXIMUS Inc.	37,505	2,452
*	Tyler Technologies Inc.	19,123	2,323
*	Keysight Technologies Inc.	67,148	2,206
*	Trimble Navigation Ltd.	87,077	2,041
	Jack Henry & Associates Inc.	31,200	2,031
*	SolarWinds Inc.	37,782	1,793
*	Informatica Corp.	33,146	1,604
	Fair Isaac Corp.	17,960	1,575
*	ACI Worldwide Inc.	65,983	1,571
*	Integrated Device Technology Inc.	59,103	1,398
*	IPG Photonics Corp.	13,585	1,288
	InterDigital Inc.	21,143	1,240
*	AOL Inc.	23,215	1,161
	Cypress Semiconductor Corp.	83,231	1,143
	Solera Holdings Inc.	22,571	1,113
	Belden Inc.	12,829	1,083
*	CoreLogic Inc.	26,582	1,036
	DST Systems Inc.	8,620	1,021
	National Instruments Corp.	31,696	948
	FEI Co.	11,426	932
	Plantronics Inc.	15,676	865
*	Silicon Laboratories Inc.	15,495	859
*,^ 3D Systems Corp.		34,741	760
	Advent Software Inc.	15,223	666
*	CommVault Systems Inc.	13,305	591
*	Rovi Corp.	24,122	404
*	Semtech Corp.	18,748	400
			95,000

Materials (5.3%)
Packaging Corp. of America			56,040	3,877
Valspar Corp.			42,569	3,553
RPM International Inc.			50,269	2,515
Cytec Industries Inc.			40,593	2,455
Eagle Materials Inc.			28,631	2,390
Ashland Inc.			17,781	2,265
NewMarket Corp.			4,276	1,969
Royal Gold Inc.			23,765	1,539
Minerals Technologies Inc.			19,758	1,330
PolyOne Corp.			28,407	1,105
Compass Minerals International Inc.			11,099	956
Sensient Technologies Corp.			14,067	952
Scotts Miracle-Gro Co. Class A			12,218	749
				25,655
Telecommunication Services (0.1%)
*,^ Windstream Holdings Inc.			33,947	276

Utilities (2.1%)
UGI Corp.			98,403	3,680
Aqua America Inc.			58,613	1,543
National Fuel Gas Co.			21,591	1,387
Questar Corp.			47,959	1,089
Vectren Corp.			25,392	1,081
IDACORP Inc.			13,249	788
PNM Resources Inc.			20,134	535
Talen Energy Corp.			221	4
				10,107
Total Common Stocks (Cost $416,624)				482,508
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.136%		1,273,349	1,273

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.150%	11/13/15	100	100
6 Freddie Mac Discount Notes	0.125%	10/30/15	100	100
				200
Total Temporary Cash Investments (Cost $1,473)				1,473
Total Investments (100.0%) (Cost $418,097)				483,981
Other Assets and Liabilities-Net (0.0%)[3]				(183)
Net Assets (100%)				483,798

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $284,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $303,000 of collateral received for securities on loan.

4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	482,508	—	—
Temporary Cash Investments	1,273	200	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	483,772	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

S&P Mid-Cap 400 Growth Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2015	9	1,371	(8)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $418,097,000. Net unrealized appreciation of investment securities for tax purposes was $65,884,000, consisting of unrealized gains of $72,792,000 on securities that had risen in value since their purchase and $6,908,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.5%)
	Dick's Sporting Goods Inc.	32,151	1,727
	Graham Holdings Co. Class B	1,450	1,553
*	Office Depot Inc.	160,851	1,491
*	Jarden Corp.	24,104	1,279
	Dana Holding Corp.	53,998	1,175
	Tupperware Brands Corp.	16,301	1,072
	CST Brands Inc.	25,276	1,005
	American Eagle Outfitters Inc.	57,513	941
	Sotheby's	20,120	902
*	JC Penney Co. Inc.	99,905	858
*	Murphy USA Inc.	14,090	820
	Time Inc.	35,875	807
*	Cabela's Inc.	15,620	797
	Chico's FAS Inc.	46,998	781
	Aaron's Inc.	21,150	741
*	ANN Inc.	14,978	700
	Cinemark Holdings Inc.	16,375	664
*	DreamWorks Animation SKG Inc. Class A	23,732	640
*	Ascena Retail Group Inc.	43,183	638
	Meredith Corp.	11,964	632
*	Vista Outdoor Inc.	13,166	607
	New York Times Co. Class A	43,092	599
	Thor Industries Inc.	8,673	530
*	Apollo Education Group Inc.	31,642	525
	Rent-A-Center Inc.	17,331	524
*	Kate Spade & Co.	20,871	517
	Wendy's Co.	42,451	477
*	Panera Bread Co. Class A	2,586	471
	Abercrombie & Fitch Co.	22,712	465
	John Wiley & Sons Inc. Class A	7,445	432
*	Life Time Fitness Inc.	5,996	431
	Big Lots Inc.	9,104	400
	Cheesecake Factory Inc.	7,455	384
	Guess? Inc.	21,210	372
	MDC Holdings Inc.	12,799	358
	International Speedway Corp. Class A	9,154	341
	DeVry Education Group Inc.	10,094	321
	KB Home	16,990	251
			27,228
Consumer Staples (3.5%)
	Ingredion Inc.	23,433	1,921
	Flowers Foods Inc.	60,387	1,356
	Energizer Holdings Inc.	9,568	1,356
*	United Natural Foods Inc.	16,384	1,099
	Avon Products Inc.	142,458	957
	Dean Foods Co.	30,846	568
*	TreeHouse Foods Inc.	7,850	560
*	Post Holdings Inc.	8,743	378

* SUPERVALU Inc.	36,338	321
Lancaster Colony Corp.	3,179	284
Tootsie Roll Industries Inc.	6,777	208
		9,008
Energy (7.8%)
HollyFrontier Corp.	64,263	2,676
Energen Corp.	23,920	1,655
Nabors Industries Ltd.	94,840	1,399
* Gulfport Energy Corp.	31,192	1,346
World Fuel Services Corp.	23,623	1,182
SM Energy Co.	22,107	1,157
Superior Energy Services Inc.	49,864	1,151
Western Refining Inc.	23,147	1,018
Patterson-UTI Energy Inc.	47,986	969
Rowan Cos. plc Class A	40,817	877
* WPX Energy Inc.	66,803	861
Denbury Resources Inc.	115,784	853
* Oil States International Inc.	16,827	688
Oceaneering International Inc.	13,383	680
Atwood Oceanics Inc.	19,689	606
* Rosetta Resources Inc.	24,102	563
* Dril-Quip Inc.	6,731	509
* Helix Energy Solutions Group Inc.	32,266	506
* Unit Corp.	15,179	479
^ Tidewater Inc.	15,357	377
^ Peabody Energy Corp.	89,999	304
California Resources Corp.	37,870	297
		20,153
Financials (24.5%)
Everest Re Group Ltd.	14,645	2,658
New York Community Bancorp Inc.	145,049	2,573
Reinsurance Group of America Inc. Class A	22,538	2,108
HCC Insurance Holdings Inc.	31,631	1,809
Liberty Property Trust	48,794	1,705
American Financial Group Inc.	24,019	1,525
City National Corp.	15,763	1,453
Corrections Corp. of America	38,272	1,346
Cullen/Frost Bankers Inc.	18,004	1,322
* Alleghany Corp.	2,779	1,321
Synovus Financial Corp.	44,607	1,295
Raymond James Financial Inc.	22,070	1,283
Umpqua Holdings Corp.	72,219	1,270
First American Financial Corp.	35,319	1,261
Old Republic International Corp.	78,935	1,220
Commerce Bancshares Inc.	27,179	1,212
CNO Financial Group Inc.	65,602	1,181
* Stifel Financial Corp.	21,725	1,157
Webster Financial Corp.	29,663	1,124
Rayonier Inc.	41,481	1,071
East West Bancorp Inc.	24,931	1,070
FirstMerit Corp.	54,194	1,064
Prosperity Bancshares Inc.	19,735	1,057
First Niagara Financial Group Inc.	115,980	1,033
Hanover Insurance Group Inc.	14,516	1,033
StanCorp Financial Group Inc.	13,809	1,025
Aspen Insurance Holdings Ltd.	20,394	945

Associated Banc-Corp	48,723	924
Arthur J Gallagher & Co.	18,893	915
WR Berkley Corp.	18,468	905
* SVB Financial Group	6,679	901
Bank of Hawaii Corp.	14,308	898
WP GLIMCHER Inc.	60,652	853
TCF Financial Corp.	53,923	849
Senior Housing Properties Trust	39,267	786
PacWest Bancorp	17,130	769
Hancock Holding Co.	26,355	768
* SLM Corp.	73,538	755
MSCI Inc. Class A	12,150	754
Fulton Financial Corp.	58,659	743
Cathay General Bancorp	24,322	735
Washington Federal Inc.	32,122	710
Eaton Vance Corp.	17,461	709
Valley National Bancorp	72,367	708
Alexandria Real Estate Equities Inc.	7,552	700
Mid-America Apartment Communities Inc.	9,128	697
Waddell & Reed Financial Inc. Class A	14,510	693
BancorpSouth Inc.	28,075	679
National Retail Properties Inc.	17,760	666
Mercury General Corp.	11,920	664
Home Properties Inc.	8,898	661
BioMed Realty Trust Inc.	32,322	659
Kemper Corp.	16,391	587
First Horizon National Corp.	37,599	555
Hospitality Properties Trust	17,683	534
Trustmark Corp.	22,121	528
Federated Investors Inc. Class B	14,371	500
International Bancshares Corp.	18,925	494
Mack-Cali Realty Corp.	27,430	464
Taubman Centers Inc.	6,222	461
Brown & Brown Inc.	13,878	450
American Campus Communities Inc.	11,392	444
Highwoods Properties Inc.	10,044	421
Janus Capital Group Inc.	22,285	405
Tanger Factory Outlet Centers Inc.	9,082	305
* Communications Sales & Leasing Inc.	11,596	302
Corporate Office Properties Trust	10,907	280
Potlatch Corp.	5,925	215
Urban Edge Properties	9,808	212
Equity One Inc.	8,476	210
		63,589
Health Care (5.0%)
* Community Health Systems Inc.	38,253	2,116
* Health Net Inc.	25,201	1,569
Omnicare Inc.	13,047	1,243
* WellCare Health Plans Inc.	14,402	1,234
* Bio-Rad Laboratories Inc. Class A	6,770	977
ResMed Inc.	13,816	813
* Thoratec Corp.	17,729	805
* Allscripts Healthcare Solutions Inc.	55,600	782
Owens & Minor Inc.	20,661	688
* Halyard Health Inc.	15,246	631
Teleflex Inc.	4,752	612
* LifePoint Health Inc.	7,240	545

Hill-Rom Holdings Inc.	8,884	458
Bio-Techne Corp.	4,135	419
* HMS Holdings Corp.	14,066	240
		13,132
Industrials (16.2%)
Towers Watson & Co. Class A	22,800	3,145
ManpowerGroup Inc.	25,662	2,172
* AECOM	50,951	1,683
* Orbital ATK Inc.	19,431	1,486
AGCO Corp.	26,365	1,339
Oshkosh Corp.	25,606	1,284
RR Donnelley & Sons Co.	65,477	1,256
Regal Beloit Corp.	14,650	1,145
Watsco Inc.	8,955	1,128
Triumph Group Inc.	16,532	1,103
Carlisle Cos. Inc.	11,105	1,101
Huntington Ingalls Industries Inc.	8,705	1,079
Hubbell Inc. Class B	9,524	1,029
SPX Corp.	13,429	998
* Clean Harbors Inc.	17,566	990
Valmont Industries Inc.	7,862	978
Crane Co.	16,013	969
Timken Co.	24,411	954
Kennametal Inc.	25,939	935
KBR Inc.	47,453	909
Terex Corp.	34,799	861
Lincoln Electric Holdings Inc.	12,726	855
* NOW Inc.	35,081	811
Fortune Brands Home & Security Inc.	17,676	811
Waste Connections Inc.	16,656	808
IDEX Corp.	10,253	792
Con-way Inc.	18,866	764
Donaldson Co. Inc.	21,220	757
* KLX Inc.	17,189	754
B/E Aerospace Inc.	12,498	717
AO Smith Corp.	8,361	597
* Kirby Corp.	7,299	560
Lennox International Inc.	4,847	546
Herman Miller Inc.	19,487	540
* FTI Consulting Inc.	13,553	533
MSC Industrial Direct Co. Inc. Class A	7,645	530
* Genesee & Wyoming Inc. Class A	5,878	484
* Teledyne Technologies Inc.	4,505	456
Graco Inc.	6,183	449
* Esterline Technologies Corp.	3,974	430
Granite Construction Inc.	11,809	423
Harsco Corp.	26,232	423
CLARCOR Inc.	6,577	405
Deluxe Corp.	6,209	396
GATX Corp.	7,110	396
Woodward Inc.	7,103	362
HNI Corp.	6,153	298
MSA Safety Inc.	5,562	249
Rollins Inc.	9,573	238
Werner Enterprises Inc.	7,410	204
		42,132

Information Technology (15.0%)
	Avnet Inc.	44,693	1,967
*	Arrow Electronics Inc.	31,344	1,905
*	NCR Corp.	55,280	1,661
	Jabil Circuit Inc.	63,321	1,556
	Teradyne Inc.	71,369	1,510
*	Ingram Micro Inc.	51,201	1,373
	Atmel Corp.	136,402	1,210
*	Cree Inc.	36,579	1,108
*	SunEdison Inc.	33,029	990
*	JDS Uniphase Corp.	76,245	978
*	ANSYS Inc.	10,914	971
	CDK Global Inc.	17,397	927
*	Ciena Corp.	38,384	926
	Lexmark International Inc. Class A	19,887	914
*	Synopsys Inc.	17,625	879
	Leidos Holdings Inc.	20,386	866
	Mentor Graphics Corp.	32,057	837
*	Trimble Navigation Ltd.	34,818	816
*	Informatica Corp.	16,852	816
	Convergys Corp.	32,452	806
*	Tech Data Corp.	12,534	791
	Cypress Semiconductor Corp.	56,228	772
*	Fairchild Semiconductor International Inc. Class A	38,365	764
	Diebold Inc.	21,200	725
	Broadridge Financial Solutions Inc.	12,671	687
	Science Applications International Corp.	12,873	682
*	AOL Inc.	12,331	617
*	Polycom Inc.	43,959	592
	FEI Co.	7,123	581
	Vishay Intertechnology Inc.	44,478	579
	Intersil Corp. Class A	42,755	577
	Jack Henry & Associates Inc.	8,841	575
	Belden Inc.	6,546	553
*	CoreLogic Inc.	14,119	550
*	Keysight Technologies Inc.	16,555	544
*,^ Knowles Corp.		27,869	539
	DST Systems Inc.	4,399	521
*	NeuStar Inc. Class A	18,251	499
*	Advanced Micro Devices Inc.	206,250	470
*	Itron Inc.	12,537	450
	National Instruments Corp.	14,921	446
	Solera Holdings Inc.	9,024	445
*	Acxiom Corp.	25,312	419
*	IPG Photonics Corp.	3,849	365
*	Integrated Device Technology Inc.	14,756	349
*,^ 3D Systems Corp.		14,568	319
*	CommVault Systems Inc.	6,300	280
*	Rovi Corp.	16,165	271
	Advent Software Inc.	6,122	268
*	Semtech Corp.	10,928	234
*	Silicon Laboratories Inc.	4,028	223
	Plantronics Inc.	3,901	215
			38,918
Materials (9.8%)
	Rock-Tenn Co. Class A	45,857	2,987
	Albemarle Corp.	36,756	2,211

Steel Dynamics Inc.	79,153	1,726
Reliance Steel & Aluminum Co.	25,415	1,621
Sonoco Products Co.	32,997	1,486
Bemis Co. Inc.	31,940	1,467
Ashland Inc.	10,649	1,357
AptarGroup Inc.	20,426	1,303
United States Steel Corp.	47,731	1,165
Domtar Corp.	20,891	903
Cabot Corp.	20,878	866
* Louisiana-Pacific Corp.	46,647	844
RPM International Inc.	14,899	745
Silgan Holdings Inc.	13,654	742
Olin Corp.	25,355	741
Carpenter Technology Corp.	17,229	704
Commercial Metals Co.	38,470	618
Sensient Technologies Corp.	7,472	506
PolyOne Corp.	12,843	499
Royal Gold Inc.	7,690	498
Scotts Miracle-Gro Co. Class A	7,566	464
NewMarket Corp.	1,004	462
Worthington Industries Inc.	16,490	449
Greif Inc. Class A	11,112	424
Compass Minerals International Inc.	4,624	398
TimkenSteel Corp.	12,470	371
		25,557
Telecommunication Services (0.4%)
Telephone & Data Systems Inc.	32,176	955
* Windstream Holdings Inc.	13,649	111
		1,066
Utilities (7.1%)
Alliant Energy Corp.	36,356	2,229
OGE Energy Corp.	65,374	2,059
Atmos Energy Corp.	33,034	1,785
Westar Energy Inc. Class A	43,303	1,588
MDU Resources Group Inc.	63,711	1,334
Great Plains Energy Inc.	50,519	1,317
Cleco Corp.	19,816	1,075
Hawaiian Electric Industries Inc.	33,656	1,028
National Fuel Gas Co.	15,187	976
WGL Holdings Inc.	16,292	937
ONE Gas Inc.	17,085	757
Black Hills Corp.	14,637	699
Questar Corp.	29,899	679
Aqua America Inc.	24,331	640
Vectren Corp.	12,446	530
IDACORP Inc.	8,891	529
PNM Resources Inc.	14,448	384
Talen Energy Corp.	149	3
		18,549
Total Common Stocks (Cost $245,852)		259,332

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.136%		412,024	412

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.088%	7/31/15	100	100
Total Temporary Cash Investments (Cost $512)				512
Total Investments (100.0%) (Cost $246,364)				259,844
Other Assets and Liabilities-Net (0.0%)[3]				(76)
Net Assets (100%)				259,768

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $363,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $386,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

S&P Mid-Cap 400 Value Index Fund

	($000	($000	($000
Common Stocks	259,332	—	—
Temporary Cash Investments	412	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	259,742	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2015	3	457	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $246,364,000. Net unrealized appreciation of investment securities for tax purposes was $13,480,000, consisting of unrealized gains of $22,601,000 on securities that had risen in value since their purchase and $9,121,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (15.1%)
*	Skechers U.S.A. Inc. Class A	25,980	2,751
	Cracker Barrel Old Country Store Inc.	15,149	2,137
	Jack in the Box Inc.	24,105	2,093
	Wolverine World Wide Inc.	65,267	1,918
	Pool Corp.	27,620	1,831
	Men's Wearhouse Inc.	28,949	1,679
	Marriott Vacations Worldwide Corp.	17,725	1,565
	Lithia Motors Inc. Class A	14,429	1,536
*	Helen of Troy Ltd.	16,885	1,477
*	Pinnacle Entertainment Inc.	38,075	1,408
	Texas Roadhouse Inc. Class A	39,727	1,391
*	G-III Apparel Group Ltd.	24,146	1,373
*	Steven Madden Ltd.	35,414	1,338
	Papa John's International Inc.	18,537	1,274
	Ryland Group Inc.	29,397	1,237
	Monro Muffler Brake Inc.	19,938	1,177
*	Gentherm Inc.	22,483	1,152
	Group 1 Automotive Inc.	13,436	1,106
*	Select Comfort Corp.	33,168	1,033
*	Meritage Homes Corp.	23,550	1,033
	DineEquity Inc.	10,475	1,022
*	Genesco Inc.	15,163	1,004
	Sonic Corp.	32,017	965
	Drew Industries Inc.	15,067	925
	Outerwall Inc.	11,945	916
*	Dorman Products Inc.	19,247	898
	Children's Place Inc.	13,349	873
	La-Z-Boy Inc.	32,235	855
*	Caleres Inc.	27,558	852
*	Popeyes Louisiana Kitchen Inc.	14,557	810
*	Iconix Brand Group Inc.	30,141	778
*	Vitamin Shoppe Inc.	19,444	772
	EW Scripps Co. Class A	32,920	771
	Finish Line Inc. Class A	29,394	769
*	Standard Pacific Corp.	92,632	763
	Buckle Inc.	17,671	752
	Scholastic Corp.	16,884	750
*	Red Robin Gourmet Burgers Inc.	8,845	738
*	Crocs Inc.	49,015	737
*	Hibbett Sports Inc.	15,744	733
*	Boyd Gaming Corp.	49,560	709
	Oxford Industries Inc.	9,195	698
	Bob Evans Farms Inc.	14,998	689
*	Barnes & Noble Inc.	28,782	677
	Interval Leisure Group Inc.	25,004	651
	Sturm Ruger & Co. Inc.	11,893	639
*	BJ's Restaurants Inc.	13,838	634
	Cato Corp. Class A	16,303	608
*	iRobot Corp.	18,843	602

*	Universal Electronics Inc.	10,106	524
	Sonic Automotive Inc. Class A	21,062	490
*,^ Scientific Games Corp. Class A		31,317	477
	Standard Motor Products Inc.	13,262	466
	Callaway Golf Co.	49,369	466
*	Regis Corp.	28,358	458
*	Francesca's Holdings Corp.	26,637	417
	Nutrisystem Inc.	18,239	415
	Ethan Allen Interiors Inc.	16,399	412
*	Zumiez Inc.	13,619	407
	Fred's Inc. Class A	21,832	382
*	Biglari Holdings Inc.	1,080	382
*	MarineMax Inc.	15,863	379
	Winnebago Industries Inc.	16,953	368
	Capella Education Co.	6,846	365
*	M/I Homes Inc.	15,437	359
*	Tuesday Morning Corp.	27,594	354
*	Lumber Liquidators Holdings Inc.	17,047	348
*	Pep Boys-Manny Moe & Jack	33,696	341
*	FTD Cos. Inc.	11,765	324
	Ruth's Hospitality Group Inc.	21,900	323
	Stage Stores Inc.	19,918	322
*	Strayer Education Inc.	6,866	315
	Movado Group Inc.	11,417	299
*	Unifi Inc.	9,048	294
	Superior Industries International Inc.	14,590	281
	Haverty Furniture Cos. Inc.	13,001	273
	Arctic Cat Inc.	8,154	270
*	American Public Education Inc.	10,848	262
*	Kirkland's Inc.	9,286	244
*	Ruby Tuesday Inc.	38,996	243
	Marcus Corp.	11,565	227
	PetMed Express Inc.	12,761	213
*	Blue Nile Inc.	7,477	206
	Stein Mart Inc.	17,829	189
*	Perry Ellis International Inc.	7,574	186
	Harte-Hanks Inc.	26,849	168
	Big 5 Sporting Goods Corp.	11,454	166
*	Career Education Corp.	37,843	143
*	Christopher & Banks Corp.	23,256	133
*	Monarch Casino & Resort Inc.	6,353	123
	Universal Technical Institute Inc.	13,604	114
*	VOXX International Corp. Class A	12,458	107
*	Quiksilver Inc.	77,700	106
*	Sizmek Inc.	13,975	98
*	Aeropostale Inc.	49,826	94
			66,632
Consumer Staples (3.2%)
	Casey's General Stores Inc.	24,600	2,145
*	Darling Ingredients Inc.	104,052	1,634
	B&G Foods Inc.	36,439	1,127
	Cal-Maine Foods Inc.	18,890	1,071
^	Sanderson Farms Inc.	12,989	1,059
	J&J Snack Foods Corp.	9,415	1,015
	Snyder's-Lance Inc.	32,817	980
	Andersons Inc.	16,815	746
	SpartanNash Co.	23,815	744

	Universal Corp.	14,244	733
	WD-40 Co.	8,671	732
	Calavo Growers Inc.	9,793	494
*	Diamond Foods Inc.	16,814	478
	Inter Parfums Inc.	10,730	359
*	Central Garden & Pet Co. Class A	26,723	261
*	Medifast Inc.	7,064	227
*	Seneca Foods Corp. Class A	4,461	126
			13,931
Energy (3.4%)
*	PDC Energy Inc.	24,888	1,484
*	Carrizo Oil & Gas Inc.	29,528	1,481
	Exterran Holdings Inc.	43,509	1,438
	Bristow Group Inc.	21,887	1,269
	US Silica Holdings Inc.	33,581	1,036
*	SEACOR Holdings Inc.	10,855	761
	Green Plains Inc.	21,552	708
*	Synergy Resources Corp.	57,384	661
	CARBO Ceramics Inc.	12,588	537
*	Bonanza Creek Energy Inc.	24,467	508
*	Stone Energy Corp.	35,577	483
*	Newpark Resources Inc.	53,504	454
*	Hornbeck Offshore Services Inc.	20,155	448
*	TETRA Technologies Inc.	50,127	315
*	Matrix Service Co.	16,821	284
*	Pioneer Energy Services Corp.	40,220	282
*	Bill Barrett Corp.	31,189	275
	Tesco Corp.	22,717	273
*	Era Group Inc.	12,207	256
*	Northern Oil and Gas Inc.	35,829	245
*	Cloud Peak Energy Inc.	38,427	222
	Gulfmark Offshore Inc.	15,820	213
*	Penn Virginia Corp.	45,077	210
*	Basic Energy Services Inc.	21,347	186
*	Geospace Technologies Corp.	8,279	170
*,^ Approach Resources Inc.		23,511	165
*	Rex Energy Corp.	31,322	157
*	Contango Oil & Gas Co.	9,892	136
*	ION Geophysical Corp.	80,793	115
	Comstock Resources Inc.	27,893	99
	Gulf Island Fabrication Inc.	8,408	95
	Paragon Offshore plc	53,372	89
*	Arch Coal Inc.	133,675	66
*	PetroQuest Energy Inc.	36,914	64
*,^ Swift Energy Co.		27,713	59
			15,244
Financials (22.9%)
	MarketAxess Holdings Inc.	23,640	2,091
	EPR Properties	36,119	2,083
	Sovran Self Storage Inc.	22,513	2,053
	Post Properties Inc.	34,568	1,964
	Medical Properties Trust Inc.	132,156	1,792
	GEO Group Inc.	46,989	1,782
*	PRA Group Inc.	30,704	1,743
	PrivateBancorp Inc.	44,759	1,707
	DiamondRock Hospitality Co.	127,001	1,673

Susquehanna Bancshares Inc.	115,413	1,603
ProAssurance Corp.	35,376	1,598
* Texas Capital Bancshares Inc.	29,005	1,578
United Bankshares Inc.	40,425	1,530
Healthcare Realty Trust Inc.	63,010	1,501
Wintrust Financial Corp.	29,887	1,497
FNB Corp.	109,102	1,472
Kite Realty Group Trust	52,768	1,427
Financial Engines Inc.	32,841	1,409
Acadia Realty Trust	43,075	1,336
Glacier Bancorp Inc.	47,284	1,331
Interactive Brokers Group Inc.	36,822	1,315
MB Financial Inc.	40,246	1,297
Home BancShares Inc.	37,023	1,263
Cousins Properties Inc.	129,482	1,250
UMB Financial Corp.	23,912	1,238
American Equity Investment Life Holding Co.	48,412	1,230
Lexington Realty Trust	133,085	1,222
First Financial Bankshares Inc.	40,384	1,217
Evercore Partners Inc. Class A	23,229	1,184
RLI Corp.	23,363	1,137
Chesapeake Lodging Trust	36,456	1,133
EastGroup Properties Inc.	20,131	1,120
Associated Estates Realty Corp.	36,346	1,039
Columbia Banking System Inc.	33,647	1,016
Pinnacle Financial Partners Inc.	20,502	1,015
Education Realty Trust Inc.	30,259	997
CVB Financial Corp.	60,761	996
Sabra Health Care REIT Inc.	37,302	989
Selective Insurance Group Inc.	35,818	971
Pennsylvania REIT	43,460	970
Retail Opportunity Investments Corp.	58,758	960
National Penn Bancshares Inc.	88,197	944
LTC Properties Inc.	22,382	942
Old National Bancorp	68,668	935
American Assets Trust Inc.	23,320	918
Parkway Properties Inc.	53,023	911
Community Bank System Inc.	25,689	907
PS Business Parks Inc.	12,206	892
Horace Mann Educators Corp.	25,873	891
Montpelier Re Holdings Ltd.	23,348	889
First Midwest Bancorp Inc.	49,093	872
Government Properties Income Trust	44,306	865
* First Cash Financial Services Inc.	17,833	831
HFF Inc. Class A	20,643	831
* BofI Holding Inc.	8,356	787
CoreSite Realty Corp.	16,284	769
Sterling Bancorp	56,612	765
Independent Bank Corp.	16,450	742
Westamerica Bancorporation	16,134	738
Astoria Financial Corp.	55,383	726
Summit Hotel Properties Inc.	54,212	724
Northwest Bancshares Inc.	59,647	722
BBCN Bancorp Inc.	50,069	721
Capstead Mortgage Corp.	60,336	714
NBT Bancorp Inc.	27,843	686
First Financial Bancorp	38,996	677

Boston Private Financial Holdings Inc.	52,743	661
Greenhill & Co. Inc.	16,984	661
Franklin Street Properties Corp.	56,580	657
Provident Financial Services Inc.	34,200	622
* Encore Capital Group Inc.	15,239	605
LegacyTexas Financial Group Inc.	23,015	597
Investment Technology Group Inc.	22,087	593
Talmer Bancorp Inc. Class A	36,735	584
Inland Real Estate Corp.	56,132	569
Virtus Investment Partners Inc.	4,451	554
United Community Banks Inc.	28,722	550
Banner Corp.	12,217	550
* Navigators Group Inc.	6,904	536
Infinity Property & Casualty Corp.	7,296	528
Stewart Information Services Corp.	14,030	527
First Commonwealth Financial Corp.	57,554	524
AMERISAFE Inc.	12,019	514
* Piper Jaffray Cos.	10,644	505
Wilshire Bancorp Inc.	44,845	495
Cash America International Inc.	18,328	493
S&T Bancorp Inc.	18,118	491
Universal Insurance Holdings Inc.	19,096	488
Brookline Bancorp Inc.	44,555	487
* World Acceptance Corp.	5,763	470
Employers Holdings Inc.	20,047	453
Hanmi Financial Corp.	20,320	450
Safety Insurance Group Inc.	8,029	448
City Holding Co.	9,663	436
* Walker & Dunlop Inc.	17,635	434
Simmons First National Corp. Class A	9,789	421
Cardinal Financial Corp.	20,171	416
TrustCo Bank Corp. NY	59,797	404
United Fire Group Inc.	13,219	403
* First BanCorp	65,721	402
Universal Health Realty Income Trust	8,376	401
Southside Bancshares Inc.	14,652	393
Central Pacific Financial Corp.	16,695	391
Tompkins Financial Corp.	7,504	383
* Green Dot Corp. Class A	25,382	372
OFG Bancorp	28,095	369
Saul Centers Inc.	7,073	356
Urstadt Biddle Properties Inc. Class A	17,647	355
Oritani Financial Corp.	23,627	348
Agree Realty Corp.	11,095	336
* Enova International Inc.	16,625	324
Cedar Realty Trust Inc.	46,529	314
Dime Community Bancshares Inc.	19,031	312
* Forestar Group Inc.	21,171	283
Getty Realty Corp.	16,414	276
Meadowbrook Insurance Group Inc.	29,336	250
* Ezcorp Inc. Class A	30,745	244
HCI Group Inc.	5,625	243
CareTrust REIT Inc.	17,691	231
Bank Mutual Corp.	27,330	194
United Insurance Holdings Corp.	10,413	150
* eHealth Inc.	11,221	146
Calamos Asset Management Inc. Class A	10,732	131

FXCM Inc. Class A	28,756	41
		101,499
Health Care (12.8%)
West Pharmaceutical Services Inc.	45,208	2,448
* PAREXEL International Corp.	34,656	2,304
* Amsurg Corp.	30,042	2,023
* Medidata Solutions Inc.	34,454	1,999
* Impax Laboratories Inc.	42,004	1,975
* NuVasive Inc.	30,423	1,538
* Molina Healthcare Inc.	20,484	1,490
* Prestige Brands Holdings Inc.	33,033	1,451
* ABIOMED Inc.	23,452	1,401
* Haemonetics Corp.	32,547	1,345
Chemed Corp.	10,705	1,329
Kindred Healthcare Inc.	52,590	1,205
* Medicines Co.	41,231	1,169
* Magellan Health Inc.	16,792	1,136
* Neogen Corp.	23,274	1,088
* Integra LifeSciences Holdings Corp.	15,895	1,068
* Masimo Corp.	30,150	1,058
* Cyberonics Inc.	16,394	1,049
Cantel Medical Corp.	22,228	1,035
Select Medical Holdings Corp.	61,152	1,000
* Ligand Pharmaceuticals Inc.	11,220	989
CONMED Corp.	17,361	964
* Air Methods Corp.	22,501	949
* Lannett Co. Inc.	16,684	928
* ExamWorks Group Inc.	21,809	891
* ICU Medical Inc.	8,668	841
* Greatbatch Inc.	15,967	830
* Omnicell Inc.	22,421	829
* Acorda Therapeutics Inc.	26,811	817
* MedAssets Inc.	37,924	791
* Repligen Corp.	19,370	789
* AMN Healthcare Services Inc.	29,667	789
* Natus Medical Inc.	20,104	785
* Cambrex Corp.	19,584	784
* Depomed Inc.	37,506	782
* Momenta Pharmaceuticals Inc.	37,181	738
Abaxis Inc.	13,342	709
Analogic Corp.	7,872	666
Ensign Group Inc.	14,329	664
* Amedisys Inc.	21,363	663
* PharMerica Corp.	19,139	637
* Emergent Biosolutions Inc.	18,787	599
* Merit Medical Systems Inc.	27,721	570
* Affymetrix Inc.	47,467	557
* IPC Healthcare Inc.	10,986	542
* Bio-Reference Laboratories Inc.	15,721	522
* Hanger Inc.	22,442	516
* Cynosure Inc. Class A	13,772	492
Meridian Bioscience Inc.	26,539	483
Quality Systems Inc.	28,011	444
Aceto Corp.	17,231	406
* Luminex Corp.	24,052	403
Invacare Corp.	18,404	400
* HealthStream Inc.	13,906	394

* Providence Service Corp.	7,489	360
Computer Programs & Systems Inc.	6,565	343
* Healthways Inc.	22,363	339
* Vascular Solutions Inc.	9,858	322
* Sagent Pharmaceuticals Inc.	14,268	319
* Anika Therapeutics Inc.	9,353	315
* Albany Molecular Research Inc.	14,990	302
* LHC Group Inc.	7,737	284
* ANI Pharmaceuticals Inc.	5,164	260
* AngioDynamics Inc.	16,178	260
* Spectrum Pharmaceuticals Inc.	36,442	228
Landauer Inc.	6,021	205
* SurModics Inc.	8,149	201
* Cross Country Healthcare Inc.	18,902	201
* CorVel Corp.	5,522	198
* Almost Family Inc.	4,955	190
CryoLife Inc.	15,837	170
		56,771
Industrials (16.0%)
Toro Co.	35,202	2,407
Curtiss-Wright Corp.	30,256	2,181
EnerSys	27,974	1,864
EMCOR Group Inc.	39,882	1,809
* Moog Inc. Class A	25,244	1,733
Healthcare Services Group Inc.	45,040	1,361
Allegiant Travel Co. Class A	8,553	1,347
Mueller Industries Inc.	35,847	1,250
Barnes Group Inc.	30,962	1,247
* Dycom Industries Inc.	21,421	1,233
Hillenbrand Inc.	39,647	1,218
Mobile Mini Inc.	29,067	1,153
UniFirst Corp.	9,875	1,129
Matson Inc.	27,321	1,100
Applied Industrial Technologies Inc.	25,894	1,097
Knight Transportation Inc.	38,326	1,096
* On Assignment Inc.	29,206	1,095
ABM Industries Inc.	32,792	1,064
* TASER International Inc.	33,072	1,044
Korn/Ferry International	31,747	1,019
Tetra Tech Inc.	38,830	1,016
Forward Air Corp.	19,195	996
Apogee Enterprises Inc.	18,260	981
Brink's Co.	30,588	978
Watts Water Technologies Inc. Class A	17,846	948
United Stationers Inc.	24,285	943
Matthews International Corp. Class A	18,690	928
* Hub Group Inc. Class A	21,591	916
Actuant Corp. Class A	38,841	913
Interface Inc. Class A	41,916	902
Simpson Manufacturing Co. Inc.	26,387	895
* WageWorks Inc.	20,814	893
G&K Services Inc. Class A	12,555	875
Franklin Electric Co. Inc.	24,851	875
EnPro Industries Inc.	14,382	870
* Atlas Air Worldwide Holdings Inc.	15,623	851
* Hawaiian Holdings Inc.	34,258	830
* Aerojet Rocketdyne Holdings Inc.	39,492	819

AZZ Inc.	16,194	776
Brady Corp. Class A	30,038	760
Insperity Inc.	14,202	747
* TrueBlue Inc.	26,161	745
Heartland Express Inc.	34,829	740
Tennant Co.	11,597	739
Kaman Corp.	17,091	724
Albany International Corp.	18,023	713
John Bean Technologies Corp.	18,598	699
Universal Forest Products Inc.	12,585	697
Exponent Inc.	8,165	695
Cubic Corp.	13,807	660
Standex International Corp.	8,106	649
* Saia Inc.	15,661	641
AAR Corp.	21,449	634
US Ecology Inc.	13,729	633
AAON Inc.	26,417	625
ESCO Technologies Inc.	16,581	618
^ Lindsay Corp.	7,629	614
CIRCOR International Inc.	11,229	599
Federal Signal Corp.	39,837	593
General Cable Corp.	31,036	586
* UTi Worldwide Inc.	58,296	561
Briggs & Stratton Corp.	28,596	546
Comfort Systems USA Inc.	23,571	529
ArcBest Corp.	15,357	525
Encore Wire Corp.	11,857	518
Astec Industries Inc.	11,963	495
* Echo Global Logistics Inc.	15,219	490
SkyWest Inc.	32,666	483
* Roadrunner Transportation Systems Inc.	17,681	440
Griffon Corp.	26,415	422
* Aegion Corp. Class A	23,515	419
* Navigant Consulting Inc.	30,282	412
* American Woodmark Corp.	7,912	406
Celadon Group Inc.	16,988	396
Quanex Building Products Corp.	21,329	379
Resources Connection Inc.	23,707	372
Titan International Inc.	33,856	361
* PGT Inc.	29,988	359
Viad Corp.	12,639	339
* DXP Enterprises Inc.	8,108	333
* Republic Airways Holdings Inc.	31,573	330
* Gibraltar Industries Inc.	18,299	328
* Aerovironment Inc.	12,636	327
* Engility Holdings Inc.	10,991	307
* Lydall Inc.	10,909	299
Kelly Services Inc. Class A	18,769	291
Heidrick & Struggles International Inc.	10,341	260
National Presto Industries Inc.	3,092	215
* Veritiv Corp.	5,139	213
Powell Industries Inc.	5,848	212
American Science & Engineering Inc.	4,713	184
* Vicor Corp.	10,473	143
* Orion Marine Group Inc.	17,331	130
CDI Corp.	9,149	113
		70,900

Information Technology (16.5%)
*	Manhattan Associates Inc.	46,933	2,574
*	Synaptics Inc.	23,247	2,316
*	Microsemi Corp.	60,216	2,191
	j2 Global Inc.	29,017	1,927
*	ViaSat Inc.	27,764	1,749
	Blackbaud Inc.	29,354	1,505
*	Cirrus Logic Inc.	39,639	1,496
	SYNNEX Corp.	17,727	1,466
*	Take-Two Interactive Software Inc.	53,309	1,459
	Littelfuse Inc.	14,280	1,381
*	CACI International Inc. Class A	15,217	1,303
*	Electronics For Imaging Inc.	29,531	1,277
	MKS Instruments Inc.	33,501	1,263
	Monolithic Power Systems Inc.	22,742	1,242
	Heartland Payment Systems Inc.	22,922	1,225
*	comScore Inc.	21,046	1,191
*	Dealertrack Technologies Inc.	28,072	1,171
*	Anixter International Inc.	17,179	1,168
	Tessera Technologies Inc.	29,651	1,143
*	Sanmina Corp.	52,379	1,135
	Methode Electronics Inc.	24,149	1,133
*	IGATE Corp.	22,409	1,065
*	Cardtronics Inc.	28,217	1,030
*	Synchronoss Technologies Inc.	23,031	1,014
*	MicroStrategy Inc. Class A	5,706	1,004
*	LogMeIn Inc.	15,406	978
*	Coherent Inc.	15,575	969
*	Plexus Corp.	21,195	964
*,^ NetScout Systems Inc.		23,620	947
	Power Integrations Inc.	18,471	938
*	QLogic Corp.	55,004	854
*	OSI Systems Inc.	11,724	847
*	Progress Software Corp.	31,907	840
*	Rogers Corp.	11,598	838
*	Virtusa Corp.	16,964	772
*	Benchmark Electronics Inc.	33,161	771
*	Veeco Instruments Inc.	25,417	770
*	Super Micro Computer Inc.	22,275	745
*	Insight Enterprises Inc.	25,035	734
*	ExlService Holdings Inc.	19,853	713
*	ScanSource Inc.	18,048	702
*	Cabot Microelectronics Corp.	15,028	694
*	Advanced Energy Industries Inc.	24,260	692
*	NETGEAR Inc.	22,021	682
	CSG Systems International Inc.	21,783	679
^	Ebix Inc.	18,478	658
	NIC Inc.	38,580	650
	MTS Systems Corp.	9,529	648
	Monotype Imaging Holdings Inc.	24,961	647
*	Kulicke & Soffa Industries Inc.	48,722	646
*	Bottomline Technologies de Inc.	23,970	631
*	Stamps.com Inc.	9,291	625
*	Diodes Inc.	23,293	617
*	II-VI Inc.	32,935	615
*	Sykes Enterprises Inc.	24,740	599
	Badger Meter Inc.	9,182	592

	ADTRAN Inc.	33,944	585
*	Rofin-Sinar Technologies Inc.	17,865	508
*,^ VASCO Data Security International Inc.		18,476	492
	Brooks Automation Inc.	42,838	482
*	FARO Technologies Inc.	11,021	481
*	Newport Corp.	25,218	476
*	Ixia	37,511	472
*	Interactive Intelligence Group Inc.	10,915	472
*	CalAmp Corp.	22,888	452
	ManTech International Corp. Class A	14,840	423
*	Perficient Inc.	22,189	420
*	Blucora Inc.	25,847	410
	CTS Corp.	21,060	397
	Micrel Inc.	28,067	391
*	Harmonic Inc.	55,817	380
*	TTM Technologies Inc.	35,207	348
*	Monster Worldwide Inc.	57,190	347
*	Ultratech Inc.	17,254	344
*	DTS Inc.	10,823	343
*	Fabrinet	18,711	340
	Epiq Systems Inc.	20,060	336
*	Exar Corp.	29,877	324
	Comtech Telecommunications Corp.	10,237	308
*	LivePerson Inc.	31,319	300
*	Tangoe Inc.	22,994	292
	Park Electrochemical Corp.	13,191	283
*	Mercury Systems Inc.	20,431	279
	TeleTech Holdings Inc.	10,952	278
	Daktronics Inc.	24,724	267
*	CEVA Inc.	12,716	261
*	Rudolph Technologies Inc.	20,324	259
	Checkpoint Systems Inc.	26,342	257
*	XO Group Inc.	15,237	247
*	Nanometrics Inc.	15,021	233
	Forrester Research Inc.	6,820	232
	Cohu Inc.	16,186	217
*	DHI Group Inc.	23,811	202
	Black Box Corp.	9,675	194
	Pericom Semiconductor Corp.	12,812	168
*	Liquidity Services Inc.	15,480	154
*	Digi International Inc.	15,339	153
*	DSP Group Inc.	13,610	152
	Bel Fuse Inc. Class B	6,734	151
*	Ciber Inc.	44,577	150
*	Kopin Corp.	38,184	133
*	QuinStreet Inc.	21,854	130
	Electro Scientific Industries Inc.	16,844	92
*	Agilysys Inc.	9,536	86
			73,186
Materials (5.3%)
	KapStone Paper and Packaging Corp.	53,431	1,440
	HB Fuller Co.	31,683	1,334
	Balchem Corp.	19,487	1,100
*	Stillwater Mining Co.	75,894	1,100
	Kaiser Aluminum Corp.	11,088	900
*	Boise Cascade Co.	24,861	881
*	Headwaters Inc.	46,409	881

A Schulman Inc.	18,329	784
Globe Specialty Metals Inc.	40,406	781
Schweitzer-Mauduit International Inc.	19,224	776
* Clearwater Paper Corp.	12,040	723
Quaker Chemical Corp.	8,379	715
Innophos Holdings Inc.	13,527	705
Calgon Carbon Corp.	33,239	690
SunCoke Energy Inc.	42,087	684
* RTI International Metals Inc.	19,372	683
PH Glatfelter Co.	27,353	643
Neenah Paper Inc.	10,600	639
Stepan Co.	12,153	625
* AK Steel Holding Corp.	112,914	594
* LSB Industries Inc.	12,387	527
OM Group Inc.	19,231	510
* Kraton Performance Polymers Inc.	20,047	476
Materion Corp.	12,793	476
Deltic Timber Corp.	7,051	455
Rayonier Advanced Materials Inc.	27,285	450
* Intrepid Potash Inc.	35,416	412
Haynes International Inc.	7,838	370
* Century Aluminum Co.	32,531	364
* Flotek Industries Inc.	31,253	359
Koppers Holdings Inc.	12,907	333
Tredegar Corp.	16,036	318
Wausau Paper Corp.	31,522	308
Zep Inc.	14,516	290
Myers Industries Inc.	15,677	271
Hawkins Inc.	5,967	243
American Vanguard Corp.	15,985	220
FutureFuel Corp.	14,042	168
Olympic Steel Inc.	5,749	101
* AM Castle & Co.	11,478	69
		23,398
Other (0.0%)[2]
* Gerber Scientific Inc. CVR	4,758	—

Telecommunication Services (0.7%)
Consolidated Communications Holdings Inc.	29,742	616
* Iridium Communications Inc.	50,190	519
* Cincinnati Bell Inc.	133,355	488
* 8x8 Inc.	57,187	477
Atlantic Tele-Network Inc.	6,316	424
* General Communication Inc. Class A	19,424	312
Spok Holdings Inc.	13,655	237
Lumos Networks Corp.	12,878	184
		3,257
Utilities (3.7%)
Piedmont Natural Gas Co. Inc.	49,884	1,860
UIL Holdings Corp.	35,811	1,815
New Jersey Resources Corp.	54,125	1,627
Southwest Gas Corp.	29,559	1,610
NorthWestern Corp.	29,814	1,551
Laclede Group Inc.	27,360	1,464
ALLETE Inc.	28,255	1,423
Avista Corp.	36,119	1,156

South Jersey Industries Inc.			42,868	1,131
American States Water Co.			24,069	925
El Paso Electric Co.			25,411	924
Northwest Natural Gas Co.			17,195	769
				16,255
Total Common Stocks (Cost $398,345)				441,073
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund	0.136%		2,330,000	2,330

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 Federal Home Loan Bank Discount Notes	0.089%	7/6/15	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.140%	7/8/15	100	100
				200
Total Temporary Cash Investments (Cost $2,531)				2,530
Total Investments (100.1%) (Cost $400,876)				443,603
Other Assets and Liabilities-Net (-0.1%)[3]				(650)
Net Assets (100%)				442,953

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,031,000
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Includes $1,087,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

S&P Small-Cap 600 Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	441,073	—	—
Temporary Cash Investments	2,330	200	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	443,391	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	14	1,742	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

S&P Small-Cap 600 Index Fund

D. At May 31, 2015, the cost of investment securities for tax purposes was $400,876,000. Net unrealized appreciation of investment securities for tax purposes was $42,727,000, consisting of unrealized gains of $63,123,000 on securities that had risen in value since their purchase and $20,396,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.9%)
	Men's Wearhouse Inc.	14,320	831
*	Genesco Inc.	7,557	500
	Children's Place Inc.	6,646	435
	Cracker Barrel Old Country Store Inc.	3,075	434
	La-Z-Boy Inc.	16,227	430
	Scholastic Corp.	8,411	374
*	Crocs Inc.	24,482	368
*	Red Robin Gourmet Burgers Inc.	4,395	366
	Lithia Motors Inc. Class A	3,436	366
*	Boyd Gaming Corp.	24,705	353
*	Barnes & Noble Inc.	14,191	334
	Group 1 Automotive Inc.	3,418	281
*	Steven Madden Ltd.	6,741	255
	Sonic Automotive Inc. Class A	10,442	243
	DineEquity Inc.	2,455	240
*	Caleres Inc.	7,694	238
	Callaway Golf Co.	24,357	230
	Standard Motor Products Inc.	6,529	230
	Monro Muffler Brake Inc.	3,860	228
*	Regis Corp.	14,049	227
*	Vitamin Shoppe Inc.	5,333	212
	Ethan Allen Interiors Inc.	8,174	205
*	Hibbett Sports Inc.	4,317	201
	Bob Evans Farms Inc.	4,372	201
	Finish Line Inc. Class A	7,502	196
	Fred's Inc. Class A	10,887	191
*	Biglari Holdings Inc.	538	190
	Drew Industries Inc.	3,080	189
	Buckle Inc.	4,406	188
*	M/I Homes Inc.	7,690	179
	Oxford Industries Inc.	2,270	172
*	Pep Boys-Manny Moe & Jack	16,758	170
	Stage Stores Inc.	9,981	162
	Sturm Ruger & Co. Inc.	2,884	155
*	Dorman Products Inc.	3,266	152
	Interval Leisure Group Inc.	5,817	151
	Movado Group Inc.	5,678	148
	Cato Corp. Class A	3,953	147
*	Unifi Inc.	4,514	147
	Superior Industries International Inc.	7,282	140
*	iRobot Corp.	4,366	139
	Haverty Furniture Cos. Inc.	6,486	136
	Arctic Cat Inc.	4,064	134
*	Kirkland's Inc.	4,655	122
*	Ruby Tuesday Inc.	19,390	121
	Marcus Corp.	5,746	113
	Nutrisystem Inc.	4,871	111
	PetMed Express Inc.	6,348	106
	Stein Mart Inc.	8,865	94

* Perry Ellis International Inc.	3,767	92
Ruth's Hospitality Group Inc.	6,084	90
Harte-Hanks Inc.	13,406	84
* MarineMax Inc.	3,505	84
Big 5 Sporting Goods Corp.	5,694	83
* Lumber Liquidators Holdings Inc.	3,912	80
* American Public Education Inc.	3,136	76
Capella Education Co.	1,397	74
* Career Education Corp.	18,765	71
* FTD Cos. Inc.	2,281	63
Universal Technical Institute Inc.	6,764	57
* VOXX International Corp. Class A	6,289	54
* Quiksilver Inc.	38,534	53
* Blue Nile Inc.	1,787	49
* Sizmek Inc.	6,949	48
* Aeropostale Inc.	24,772	47
* Christopher & Banks Corp.	6,302	36
* Monarch Casino & Resort Inc.	1,737	34
		12,710
Consumer Staples (3.9%)
Casey's General Stores Inc.	12,183	1,062
* Darling Ingredients Inc.	51,659	811
Andersons Inc.	8,424	374
SpartanNash Co.	11,872	371
Universal Corp.	7,102	366
B&G Foods Inc.	8,536	264
Sanderson Farms Inc.	2,895	236
Inter Parfums Inc.	5,347	179
WD-40 Co.	1,599	135
* Central Garden & Pet Co. Class A	13,418	131
* Diamond Foods Inc.	4,298	122
* Seneca Foods Corp. Class A	2,224	63
* Medifast Inc.	1,586	51
		4,165
Energy (5.3%)
* PDC Energy Inc.	12,364	737
Exterran Holdings Inc.	21,611	714
Bristow Group Inc.	10,907	633
* SEACOR Holdings Inc.	5,411	379
Green Plains Inc.	10,729	352
CARBO Ceramics Inc.	6,166	263
* Stone Energy Corp.	17,601	239
* Hornbeck Offshore Services Inc.	10,143	226
* Newpark Resources Inc.	26,372	224
* TETRA Technologies Inc.	24,930	157
* Pioneer Energy Services Corp.	20,063	141
* Matrix Service Co.	8,338	141
* Bill Barrett Corp.	15,593	138
Tesco Corp.	11,293	136
* Northern Oil and Gas Inc.	18,002	123
Gulfmark Offshore Inc.	8,253	111
* Cloud Peak Energy Inc.	19,170	111
* Penn Virginia Corp.	22,475	104
* Bonanza Creek Energy Inc.	4,953	103
* Basic Energy Services Inc.	10,930	95
* Geospace Technologies Corp.	4,127	85

* Rex Energy Corp.	15,261	77
* Contango Oil & Gas Co.	4,972	68
* Era Group Inc.	3,216	67
* ION Geophysical Corp.	40,113	57
Comstock Resources Inc.	13,933	49
Gulf Island Fabrication Inc.	4,180	47
Paragon Offshore plc	26,555	44
* Approach Resources Inc.	6,072	43
* Arch Coal Inc.	66,457	33
* Swift Energy Co.	13,736	29
		5,726
Financials (22.6%)
Susquehanna Bancshares Inc.	57,171	794
ProAssurance Corp.	17,526	792
Wintrust Financial Corp.	14,828	743
FNB Corp.	54,409	734
Kite Realty Group Trust	26,183	708
Interactive Brokers Group Inc.	18,338	655
UMB Financial Corp.	11,920	617
EPR Properties	8,424	486
Selective Insurance Group Inc.	17,855	484
National Penn Bancshares Inc.	43,964	470
Old National Bancorp	34,172	465
United Bankshares Inc.	11,982	454
Community Bank System Inc.	12,806	452
Horace Mann Educators Corp.	12,898	444
Government Properties Income Trust	22,063	431
GEO Group Inc.	10,231	388
Sterling Bancorp	28,190	381
Astoria Financial Corp.	27,536	361
Northwest Bancshares Inc.	29,764	360
BBCN Bancorp Inc.	24,923	359
Capstead Mortgage Corp.	30,040	355
MarketAxess Holdings Inc.	3,867	342
NBT Bancorp Inc.	13,879	342
First Financial Bancorp	19,242	334
RLI Corp.	6,729	327
American Equity Investment Life Holding Co.	12,771	325
Provident Financial Services Inc.	16,882	307
Investment Technology Group Inc.	10,923	293
Columbia Banking System Inc.	9,387	284
Evercore Partners Inc. Class A	5,433	277
Financial Engines Inc.	6,350	272
United Community Banks Inc.	14,162	271
CVB Financial Corp.	16,329	268
First Financial Bankshares Inc.	8,852	267
* Navigators Group Inc.	3,400	264
Stewart Information Services Corp.	6,948	261
Infinity Property & Casualty Corp.	3,603	261
Acadia Realty Trust	8,129	252
* Texas Capital Bancshares Inc.	4,594	250
Wilshire Bancorp Inc.	22,128	244
Cash America International Inc.	9,069	244
S&T Bancorp Inc.	8,952	243
Lexington Realty Trust	25,209	231
Independent Bank Corp.	4,987	225
Employers Holdings Inc.	9,887	224

Westamerica Bancorporation	4,875	223
Hanmi Financial Corp.	10,015	222
Safety Insurance Group Inc.	3,958	221
City Holding Co.	4,778	216
Montpelier Re Holdings Ltd.	5,325	203
United Fire Group Inc.	6,606	202
TrustCo Bank Corp. NY	29,796	201
EastGroup Properties Inc.	3,610	201
* First BanCorp	32,771	201
Parkway Properties Inc.	11,632	200
Central Pacific Financial Corp.	8,299	194
Tompkins Financial Corp.	3,710	189
OFG Bancorp	14,027	184
Pennsylvania REIT	8,210	183
LTC Properties Inc.	4,352	183
PS Business Parks Inc.	2,373	173
Summit Hotel Properties Inc.	12,965	173
LegacyTexas Financial Group Inc.	6,398	166
Franklin Street Properties Corp.	14,280	166
Greenhill & Co. Inc.	4,118	160
Dime Community Bancshares Inc.	9,495	156
* First Cash Financial Services Inc.	3,282	153
First Commonwealth Financial Corp.	16,706	152
Banner Corp.	3,257	147
* Forestar Group Inc.	10,563	141
Getty Realty Corp.	8,163	137
* Encore Capital Group Inc.	3,298	131
Meadowbrook Insurance Group Inc.	14,588	124
Talmer Bancorp Inc. Class A	7,807	124
AMERISAFE Inc.	2,889	123
Brookline Bancorp Inc.	11,143	122
* Ezcorp Inc. Class A	15,311	122
* Piper Jaffray Cos.	2,469	117
* Green Dot Corp. Class A	7,549	111
Cardinal Financial Corp.	5,115	106
Virtus Investment Partners Inc.	822	102
* World Acceptance Corp.	1,239	101
Southside Bancshares Inc.	3,706	100
* Walker & Dunlop Inc.	3,778	93
Simmons First National Corp. Class A	2,097	90
Oritani Financial Corp.	5,603	82
Agree Realty Corp.	2,710	82
Urstadt Biddle Properties Inc. Class A	3,453	69
Calamos Asset Management Inc. Class A	5,339	65
Cedar Realty Trust Inc.	6,905	47
* eHealth Inc.	2,905	38
United Insurance Holdings Corp.	1,458	21
FXCM Inc. Class A	14,326	21
		24,279
Health Care (8.7%)
Kindred Healthcare Inc.	26,208	600
* Magellan Health Inc.	8,378	567
West Pharmaceutical Services Inc.	9,202	498
* Amsurg Corp.	5,730	386
* Medidata Solutions Inc.	6,462	375
* Haemonetics Corp.	8,210	339
* Medicines Co.	11,896	337

Analogic Corp.	3,880	328
* PharMerica Corp.	9,457	315
* NuVasive Inc.	6,186	313
* Merit Medical Systems Inc.	13,631	280
CONMED Corp.	4,927	274
* Integra LifeSciences Holdings Corp.	4,042	271
* IPC Healthcare Inc.	5,397	266
* Hanger Inc.	11,061	254
Select Medical Holdings Corp.	13,387	219
* Masimo Corp.	5,993	210
* Cyberonics Inc.	3,221	206
* Air Methods Corp.	4,817	203
* Neogen Corp.	4,290	201
Invacare Corp.	9,178	199
* Momenta Pharmaceuticals Inc.	9,751	194
* MedAssets Inc.	8,322	174
* Healthways Inc.	11,114	168
* Amedisys Inc.	5,351	166
* Greatbatch Inc.	3,104	161
* ICU Medical Inc.	1,642	159
* Acorda Therapeutics Inc.	4,945	151
* LHC Group Inc.	3,846	141
Quality Systems Inc.	8,431	134
Meridian Bioscience Inc.	7,198	131
* AngioDynamics Inc.	8,035	129
* Bio-Reference Laboratories Inc.	3,478	116
Aceto Corp.	4,534	107
* Almost Family Inc.	2,464	95
* Emergent Biosolutions Inc.	2,937	94
* Luminex Corp.	5,028	84
* Providence Service Corp.	1,751	84
Computer Programs & Systems Inc.	1,372	72
* Spectrum Pharmaceuticals Inc.	10,685	67
* CorVel Corp.	1,422	51
* Cross Country Healthcare Inc.	4,618	49
Landauer Inc.	1,439	49
CryoLife Inc.	3,878	42
* ANI Pharmaceuticals Inc.	822	41
* SurModics Inc.	1,661	41
* Vascular Solutions Inc.	1,126	37
		9,378
Industrials (18.8%)
EnerSys	13,874	925
EMCOR Group Inc.	19,780	897
Barnes Group Inc.	15,434	621
Applied Industrial Technologies Inc.	12,946	549
ABM Industries Inc.	16,346	530
Tetra Tech Inc.	19,354	506
* Moog Inc. Class A	7,132	489
Brink's Co.	15,232	487
United Stationers Inc.	12,195	474
* Hub Group Inc. Class A	10,761	456
Actuant Corp. Class A	19,345	455
Interface Inc. Class A	20,894	450
* Atlas Air Worldwide Holdings Inc.	7,777	424
Brady Corp. Class A	14,949	378
Insperity Inc.	7,069	372

* TrueBlue Inc.	13,044	371
Mueller Industries Inc.	10,346	361
Kaman Corp.	8,502	360
Universal Forest Products Inc.	6,262	347
Cubic Corp.	6,823	326
AAR Corp.	10,603	313
UniFirst Corp.	2,599	297
CIRCOR International Inc.	5,540	295
* Dycom Industries Inc.	5,027	289
General Cable Corp.	15,286	289
* UTi Worldwide Inc.	28,769	277
Mobile Mini Inc.	6,936	275
Briggs & Stratton Corp.	14,213	271
Korn/Ferry International	8,354	268
Comfort Systems USA Inc.	11,695	263
Watts Water Technologies Inc. Class A	4,904	261
Encore Wire Corp.	5,855	256
Astec Industries Inc.	5,893	244
Matthews International Corp. Class A	4,832	240
Franklin Electric Co. Inc.	6,815	240
Simpson Manufacturing Co. Inc.	7,056	239
SkyWest Inc.	16,071	238
* WageWorks Inc.	5,188	222
G&K Services Inc. Class A	3,191	222
EnPro Industries Inc.	3,654	221
* Aerojet Rocketdyne Holdings Inc.	10,629	221
* Roadrunner Transportation Systems Inc.	8,695	216
* Hawaiian Holdings Inc.	8,874	215
Griffon Corp.	13,224	211
* Aegion Corp. Class A	11,737	209
* Navigant Consulting Inc.	15,220	207
Albany International Corp.	5,138	203
Celadon Group Inc.	8,462	197
John Bean Technologies Corp.	5,213	196
Quanex Building Products Corp.	10,678	190
Resources Connection Inc.	11,951	187
Titan International Inc.	16,795	179
ESCO Technologies Inc.	4,709	176
Tennant Co.	2,659	170
Viad Corp.	6,304	169
* DXP Enterprises Inc.	4,042	166
* Gibraltar Industries Inc.	9,101	163
* Aerovironment Inc.	6,300	163
* Engility Holdings Inc.	5,481	153
Kelly Services Inc. Class A	9,345	145
Federal Signal Corp.	9,637	143
Exponent Inc.	1,572	134
Heidrick & Struggles International Inc.	5,142	129
* Republic Airways Holdings Inc.	11,870	124
Lindsay Corp.	1,451	117
Standex International Corp.	1,441	115
National Presto Industries Inc.	1,538	107
* Veritiv Corp.	2,564	106
Powell Industries Inc.	2,910	106
American Science & Engineering Inc.	2,314	91
* Echo Global Logistics Inc.	2,328	75
* American Woodmark Corp.	1,297	67

CDI Corp.	4,545	56
* Vicor Corp.	2,768	38
* Orion Marine Group Inc.	4,762	36
		20,178
Information Technology (14.8%)
SYNNEX Corp.	8,806	728
* CACI International Inc. Class A	7,574	648
* Anixter International Inc.	8,549	581
* Sanmina Corp.	26,110	566
* Coherent Inc.	7,763	483
* Plexus Corp.	10,548	480
* Microsemi Corp.	11,921	434
* QLogic Corp.	27,630	429
* Benchmark Electronics Inc.	16,651	387
* Insight Enterprises Inc.	12,486	366
MKS Instruments Inc.	9,314	351
* ScanSource Inc.	8,997	350
* Advanced Energy Industries Inc.	12,006	342
* NETGEAR Inc.	10,845	336
CSG Systems International Inc.	10,761	336
* Kulicke & Soffa Industries Inc.	24,138	320
* Cirrus Logic Inc.	8,129	307
* II-VI Inc.	16,297	304
* Sykes Enterprises Inc.	12,210	296
ADTRAN Inc.	17,018	293
Littelfuse Inc.	2,608	252
* Rofin-Sinar Technologies Inc.	8,808	251
* Newport Corp.	12,508	236
Brooks Automation Inc.	21,020	236
Power Integrations Inc.	4,440	225
* Rogers Corp.	3,006	217
* OSI Systems Inc.	2,984	216
* Veeco Instruments Inc.	6,947	210
ManTech International Corp. Class A	7,374	210
* Blucora Inc.	12,875	204
CTS Corp.	10,510	198
Heartland Payment Systems Inc.	3,641	195
* Harmonic Inc.	27,657	188
* Progress Software Corp.	7,095	187
* Cabot Microelectronics Corp.	3,960	183
Ebix Inc.	4,961	177
* Monster Worldwide Inc.	28,508	173
* TTM Technologies Inc.	17,503	173
* Fabrinet	9,320	169
* Bottomline Technologies de Inc.	6,357	167
MTS Systems Corp.	2,229	152
* Ixia	11,971	151
TeleTech Holdings Inc.	5,491	140
* Mercury Systems Inc.	10,122	138
* ExlService Holdings Inc.	3,812	137
Daktronics Inc.	12,323	133
* Rudolph Technologies Inc.	10,417	133
Checkpoint Systems Inc.	13,129	128
Monotype Imaging Holdings Inc.	4,800	124
NIC Inc.	7,039	119
* Ultratech Inc.	5,921	118
* Diodes Inc.	4,246	112

Cohu Inc.	7,999	107
* Perficient Inc.	5,531	105
* Interactive Intelligence Group Inc.	2,380	103
Badger Meter Inc.	1,539	99
Black Box Corp.	4,837	97
* FARO Technologies Inc.	2,057	90
* Exar Corp.	8,257	90
* Tangoe Inc.	6,631	84
Comtech Telecommunications Corp.	2,742	82
Park Electrochemical Corp.	3,672	79
* CalAmp Corp.	3,963	78
* Digi International Inc.	7,769	77
* Liquidity Services Inc.	7,683	76
* Ciber Inc.	22,214	75
* Nanometrics Inc.	4,759	74
Micrel Inc.	5,047	70
Epiq Systems Inc.	4,122	69
* CEVA Inc.	3,291	68
* XO Group Inc.	3,419	56
* LivePerson Inc.	5,297	51
* QuinStreet Inc.	7,808	46
Forrester Research Inc.	1,236	42
* Kopin Corp.	11,393	40
Pericom Semiconductor Corp.	2,805	37
* DSP Group Inc.	3,202	36
Electro Scientific Industries Inc.	5,831	32
* Agilysys Inc.	2,648	24
		15,876
Materials (6.9%)
Kaiser Aluminum Corp.	5,578	453
A Schulman Inc.	9,137	391
Schweitzer-Mauduit International Inc.	9,556	386
HB Fuller Co.	9,147	385
* RTI International Metals Inc.	9,631	340
SunCoke Energy Inc.	20,763	338
PH Glatfelter Co.	13,465	316
Stepan Co.	6,009	309
* Stillwater Mining Co.	21,096	306
* AK Steel Holding Corp.	55,609	292
* LSB Industries Inc.	6,107	260
OM Group Inc.	9,650	256
Materion Corp.	6,328	235
* Kraton Performance Polymers Inc.	9,901	235
* Boise Cascade Co.	6,312	224
Rayonier Advanced Materials Inc.	13,395	221
* Intrepid Potash Inc.	17,660	205
Quaker Chemical Corp.	2,375	203
Globe Specialty Metals Inc.	10,478	202
* Clearwater Paper Corp.	3,370	202
Innophos Holdings Inc.	3,753	196
Calgon Carbon Corp.	9,187	191
Haynes International Inc.	3,890	183
Koppers Holdings Inc.	6,419	166
Tredegar Corp.	8,037	159
Zep Inc.	7,227	144
Myers Industries Inc.	7,821	135
Hawkins Inc.	2,962	121

American Vanguard Corp.	7,930	109
Wausau Paper Corp.	10,338	101
FutureFuel Corp.	6,982	84
Olympic Steel Inc.	2,856	50
*	AM Castle & Co.	5,448	33
7,431
Other (0.0%)[2]
*	Gerber Scientific Inc. CVR	1,604	—

Telecommunication Services (0.8%)
Atlantic Tele-Network Inc.	3,149	211
*	Iridium Communications Inc.	16,078	166
*	8x8 Inc.	15,453	129
Spok Holdings Inc.	6,787	118
*	Cincinnati Bell Inc.	27,518	101
Lumos Networks Corp.	6,415	91
816
Utilities (6.2%)
UIL Holdings Corp.	17,737	899
Southwest Gas Corp.	14,640	797
Laclede Group Inc.	13,591	727
ALLETE Inc.	14,074	709
Avista Corp.	17,962	575
South Jersey Industries Inc.	21,340	563
Piedmont Natural Gas Co. Inc.	13,354	498
El Paso Electric Co.	12,658	460
New Jersey Resources Corp.	13,943	419
NorthWestern Corp.	7,664	399
Northwest Natural Gas Co.	8,571	383
American States Water Co.	4,703	181
6,610
Total Common Stocks (Cost $106,637)	107,169
Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
3	Vanguard Market Liquidity Fund	0.136%	258,938	259

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.170%	6/17/15	100	100
Total Temporary Cash Investments (Cost $359)	359
Total Investments (100.3%) (Cost $106,996)	107,528
Other Assets and Liabilities-Net (-0.3%)	(282)
Net Assets (100%)	107,246

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	107,169	—	—
Temporary Cash Investments	259	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	107,427	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

S&P Small-Cap 600 Value Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	1	124	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $106,996,000. Net unrealized appreciation of investment securities for tax purposes was $532,000, consisting of unrealized gains of $7,814,000 on securities that had risen in value since their purchase and $7,282,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of May 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (18.2%)
*	Skechers U.S.A. Inc. Class A	8,911	943
	Jack in the Box Inc.	8,254	716
	Wolverine World Wide Inc.	22,349	657
	Pool Corp.	9,458	627
	Marriott Vacations Worldwide Corp.	6,063	535
*	Helen of Troy Ltd.	5,794	507
*	Pinnacle Entertainment Inc.	13,062	483
	Texas Roadhouse Inc. Class A	13,629	477
*	G-III Apparel Group Ltd.	8,283	471
	Papa John's International Inc.	6,383	439
	Cracker Barrel Old Country Store Inc.	3,061	432
	Ryland Group Inc.	10,121	426
*	Gentherm Inc.	7,741	397
*	Select Comfort Corp.	11,420	356
*	Meritage Homes Corp.	8,108	356
	Sonic Corp.	11,024	332
	Outerwall Inc.	4,113	315
*	Steven Madden Ltd.	7,532	284
*	Popeyes Louisiana Kitchen Inc.	5,012	279
	Lithia Motors Inc. Class A	2,575	274
*	Iconix Brand Group Inc.	10,378	268
	EW Scripps Co. Class A	11,314	265
*	Standard Pacific Corp.	31,893	263
	Monro Muffler Brake Inc.	4,188	247
*	BJ's Restaurants Inc.	4,727	216
*	Dorman Products Inc.	4,374	204
	Drew Industries Inc.	3,061	188
	DineEquity Inc.	1,912	187
	Group 1 Automotive Inc.	2,267	187
*	Universal Electronics Inc.	3,447	179
*	Scientific Games Corp. Class A	10,668	162
*	Francesca's Holdings Corp.	9,171	144
*	Zumiez Inc.	4,689	140
	Finish Line Inc. Class A	5,061	132
	Buckle Inc.	3,042	129
*	Caleres Inc.	4,175	129
	Winnebago Industries Inc.	5,837	127
*	Tuesday Morning Corp.	9,501	122
*	Vitamin Shoppe Inc.	3,013	120
	Oxford Industries Inc.	1,572	119
	Interval Leisure Group Inc.	4,528	118
*	Hibbett Sports Inc.	2,440	114
	Sturm Ruger & Co. Inc.	2,072	111
*	iRobot Corp.	3,410	109
*	Strayer Education Inc.	2,364	108
	Cato Corp. Class A	2,840	106
	Bob Evans Farms Inc.	2,102	96
	Capella Education Co.	1,382	74
*	MarineMax Inc.	3,004	72

* FTD Cos. Inc.	2,453	67
Nutrisystem Inc.	2,889	66
* Lumber Liquidators Holdings Inc.	3,170	65
Ruth's Hospitality Group Inc.	3,420	50
* American Public Education Inc.	1,561	38
* Blue Nile Inc.	1,339	37
* Christopher & Banks Corp.	3,656	21
* Monarch Casino & Resort Inc.	985	19
		14,105
Consumer Staples (2.5%)
Cal-Maine Foods Inc.	6,504	369
J&J Snack Foods Corp.	3,242	349
Snyder's-Lance Inc.	11,299	337
B&G Foods Inc.	6,650	206
Sanderson Farms Inc.	2,460	201
Calavo Growers Inc.	3,338	168
WD-40 Co.	1,881	159
* Diamond Foods Inc.	2,750	78
* Medifast Inc.	1,328	43
		1,910
Energy (1.6%)
* Carrizo Oil & Gas Inc.	10,100	507
US Silica Holdings Inc.	11,562	357
* Synergy Resources Corp.	19,613	226
* Bonanza Creek Energy Inc.	4,923	102
* Era Group Inc.	1,958	41
* Approach Resources Inc.	3,805	27
* PetroQuest Energy Inc.	12,493	21
		1,281
Financials (23.3%)
Sovran Self Storage Inc.	7,709	703
Post Properties Inc.	11,837	673
Medical Properties Trust Inc.	45,249	614
* PRA Group Inc.	10,511	597
PrivateBancorp Inc.	15,320	584
DiamondRock Hospitality Co.	43,469	573
Healthcare Realty Trust Inc.	21,554	513
MarketAxess Holdings Inc.	5,424	480
Glacier Bancorp Inc.	16,280	458
MB Financial Inc.	13,857	447
Home BancShares Inc.	12,747	435
Cousins Properties Inc.	44,580	430
Chesapeake Lodging Trust	12,552	390
EPR Properties	6,555	378
* Texas Capital Bancshares Inc.	6,747	367
Associated Estates Realty Corp.	12,514	358
Pinnacle Financial Partners Inc.	7,059	350
Education Realty Trust Inc.	10,419	343
GEO Group Inc.	9,008	342
Sabra Health Care REIT Inc.	12,843	340
Retail Opportunity Investments Corp.	20,231	330
American Assets Trust Inc.	8,029	316
First Midwest Bancorp Inc.	16,903	300
Financial Engines Inc.	6,873	295
HFF Inc. Class A	7,108	286
Acadia Realty Trust	9,161	284

* BofI Holding Inc.	2,877	271
CoreSite Realty Corp.	5,608	265
Lexington Realty Trust	28,409	261
EastGroup Properties Inc.	4,436	247
First Financial Bankshares Inc.	7,787	235
Boston Private Financial Holdings Inc.	18,023	226
Evercore Partners Inc. Class A	4,240	216
United Bankshares Inc.	5,531	209
Pennsylvania REIT	9,278	207
American Equity Investment Life Holding Co.	7,833	199
LTC Properties Inc.	4,701	198
Inland Real Estate Corp.	19,158	194
PS Business Parks Inc.	2,564	187
* First Cash Financial Services Inc.	3,868	180
Parkway Properties Inc.	10,224	176
Universal Insurance Holdings Inc.	6,513	166
Montpelier Re Holdings Ltd.	4,341	165
RLI Corp.	3,379	165
CVB Financial Corp.	9,624	158
Columbia Banking System Inc.	5,098	154
Universal Health Realty Income Trust	2,886	138
Summit Hotel Properties Inc.	9,706	130
Saul Centers Inc.	2,429	122
Virtus Investment Partners Inc.	958	119
* Encore Capital Group Inc.	2,914	116
Greenhill & Co. Inc.	2,961	115
Talmer Bancorp Inc. Class A	7,139	113
* Enova International Inc.	5,724	112
Franklin Street Properties Corp.	9,473	110
Westamerica Bancorporation	2,227	102
Independent Bank Corp.	2,209	100
* Piper Jaffray Cos.	1,924	91
* World Acceptance Corp.	1,100	90
AMERISAFE Inc.	2,090	89
LegacyTexas Financial Group Inc.	3,443	89
Banner Corp.	1,977	89
* Walker & Dunlop Inc.	3,461	85
HCI Group Inc.	1,960	85
Simmons First National Corp. Class A	1,910	82
Brookline Bancorp Inc.	7,441	81
CareTrust REIT Inc.	6,091	79
Cedar Realty Trust Inc.	11,214	76
First Commonwealth Financial Corp.	8,282	75
Urstadt Biddle Properties Inc. Class A	3,646	73
Cardinal Financial Corp.	3,403	70
Bank Mutual Corp.	9,410	67
Southside Bancshares Inc.	2,472	66
Oritani Financial Corp.	4,341	64
Agree Realty Corp.	1,949	59
* Green Dot Corp. Class A	3,517	52
United Insurance Holdings Corp.	2,546	37
* eHealth Inc.	1,816	24
		18,065
Health Care (16.8%)
* PAREXEL International Corp.	11,880	790
* Impax Laboratories Inc.	14,383	676
* Molina Healthcare Inc.	7,029	511

* Prestige Brands Holdings Inc.	11,334	498
West Pharmaceutical Services Inc.	9,146	495
* ABIOMED Inc.	8,022	479
Chemed Corp.	3,686	458
* Amsurg Corp.	6,378	429
* Medidata Solutions Inc.	7,315	424
Cantel Medical Corp.	7,653	356
* Ligand Pharmaceuticals Inc.	3,863	340
* Lannett Co. Inc.	5,744	319
* NuVasive Inc.	6,159	311
* ExamWorks Group Inc.	7,509	307
* Omnicell Inc.	7,720	285
* Repligen Corp.	6,669	272
* AMN Healthcare Services Inc.	10,214	272
* Natus Medical Inc.	6,922	270
* Cambrex Corp.	6,743	270
* Depomed Inc.	12,909	269
Abaxis Inc.	4,594	244
* Neogen Corp.	5,049	236
Ensign Group Inc.	4,897	227
* Haemonetics Corp.	5,471	226
* Cyberonics Inc.	3,438	220
* Masimo Corp.	6,229	219
Select Medical Holdings Corp.	11,791	193
* Affymetrix Inc.	16,200	190
* Air Methods Corp.	4,416	186
* Integra LifeSciences Holdings Corp.	2,682	180
* ICU Medical Inc.	1,851	180
* Acorda Therapeutics Inc.	5,816	177
* Greatbatch Inc.	3,354	174
* Medicines Co.	5,963	169
* Cynosure Inc. Class A	4,694	168
* MedAssets Inc.	7,312	153
CONMED Corp.	2,571	143
* Emergent Biosolutions Inc.	4,361	139
* HealthStream Inc.	4,826	137
* Momenta Pharmaceuticals Inc.	5,973	119
* Amedisys Inc.	3,578	111
* Sagent Pharmaceuticals Inc.	4,913	110
* Anika Therapeutics Inc.	3,221	109
* Albany Molecular Research Inc.	5,161	104
* Bio-Reference Laboratories Inc.	2,948	98
* Vascular Solutions Inc.	2,614	85
* Luminex Corp.	4,803	80
Meridian Bioscience Inc.	4,070	74
Computer Programs & Systems Inc.	1,311	69
Aceto Corp.	2,789	66
* Providence Service Corp.	1,367	66
* ANI Pharmaceuticals Inc.	1,209	61
Quality Systems Inc.	3,693	58
* SurModics Inc.	1,656	41
Landauer Inc.	1,078	37
* Cross Country Healthcare Inc.	3,254	35
* CorVel Corp.	926	33
* Spectrum Pharmaceuticals Inc.	5,145	32
CryoLife Inc.	2,781	30
		13,010

Industrials (13.4%)
Toro Co.	12,070	825
Curtiss-Wright Corp.	10,360	747
Healthcare Services Group Inc.	15,451	467
Allegiant Travel Co. Class A	2,945	464
Hillenbrand Inc.	13,651	419
Matson Inc.	9,407	379
Knight Transportation Inc.	13,196	377
* On Assignment Inc.	10,056	377
* TASER International Inc.	11,387	360
Forward Air Corp.	6,609	343
Apogee Enterprises Inc.	6,287	338
AZZ Inc.	5,576	267
* Moog Inc. Class A	3,716	255
Heartland Express Inc.	11,992	255
* Dycom Industries Inc.	3,909	225
* Saia Inc.	5,351	219
US Ecology Inc.	4,690	216
AAON Inc.	9,021	214
Mobile Mini Inc.	5,204	206
UniFirst Corp.	1,598	183
Mueller Industries Inc.	5,184	181
ArcBest Corp.	5,240	179
Korn/Ferry International	5,138	165
* WageWorks Inc.	3,584	154
Matthews International Corp. Class A	3,089	153
G&K Services Inc. Class A	2,119	148
Watts Water Technologies Inc. Class A	2,765	147
EnPro Industries Inc.	2,425	147
Exponent Inc.	1,703	145
Standex International Corp.	1,773	142
Simpson Manufacturing Co. Inc.	4,179	142
Tennant Co.	2,156	137
* Hawaiian Holdings Inc.	5,670	137
Franklin Electric Co. Inc.	3,851	135
Lindsay Corp.	1,627	131
* Aerojet Rocketdyne Holdings Inc.	6,255	130
* PGT Inc.	10,325	123
* Echo Global Logistics Inc.	3,580	115
Albany International Corp.	2,656	105
Federal Signal Corp.	6,937	103
* Lydall Inc.	3,756	103
John Bean Technologies Corp.	2,734	103
* American Woodmark Corp.	1,826	94
ESCO Technologies Inc.	2,433	91
* Republic Airways Holdings Inc.	2,609	27
* Vicor Corp.	1,672	23
* Orion Marine Group Inc.	2,645	20
		10,416
Information Technology (18.3%)
* Manhattan Associates Inc.	16,095	883
* Synaptics Inc.	7,960	793
j2 Global Inc.	9,936	660
* ViaSat Inc.	9,503	599
Blackbaud Inc.	10,041	515
* Take-Two Interactive Software Inc.	18,293	501
* Microsemi Corp.	12,372	450

* Electronics For Imaging Inc.	10,168	440
Monolithic Power Systems Inc.	7,830	427
* comScore Inc.	7,246	410
* Dealertrack Technologies Inc.	9,666	403
Tessera Technologies Inc.	10,209	394
Methode Electronics Inc.	8,315	390
* IGATE Corp.	7,716	367
* Cardtronics Inc.	9,715	355
* Synchronoss Technologies Inc.	7,930	349
* MicroStrategy Inc. Class A	1,965	346
* LogMeIn Inc.	5,305	337
* NetScout Systems Inc.	8,132	326
* Cirrus Logic Inc.	8,016	303
Littelfuse Inc.	3,087	298
Heartland Payment Systems Inc.	5,367	287
* Virtusa Corp.	5,841	266
* Super Micro Computer Inc.	7,665	256
* Stamps.com Inc.	3,174	214
MKS Instruments Inc.	5,076	191
* VASCO Data Security International Inc.	6,313	168
Power Integrations Inc.	3,302	168
* Progress Software Corp.	6,042	159
* ExlService Holdings Inc.	4,170	150
* OSI Systems Inc.	1,978	143
NIC Inc.	8,304	140
* Rogers Corp.	1,917	138
Monotype Imaging Holdings Inc.	5,202	135
Badger Meter Inc.	2,069	133
* Diodes Inc.	5,011	133
* Veeco Instruments Inc.	3,938	119
* DTS Inc.	3,727	118
MTS Systems Corp.	1,722	117
* Cabot Microelectronics Corp.	2,406	111
Ebix Inc.	2,927	104
* Bottomline Technologies de Inc.	3,863	102
* FARO Technologies Inc.	2,328	102
* CalAmp Corp.	5,058	100
* Interactive Intelligence Group Inc.	2,045	88
Micrel Inc.	6,163	86
* Perficient Inc.	3,820	72
* DHI Group Inc.	8,198	69
* LivePerson Inc.	7,117	68
Epiq Systems Inc.	4,006	67
* Ixia	4,472	56
Bel Fuse Inc. Class B	2,302	52
Forrester Research Inc.	1,504	51
* Exar Corp.	4,526	49
Comtech Telecommunications Corp.	1,605	48
* XO Group Inc.	2,864	46
* CEVA Inc.	2,085	43
Park Electrochemical Corp.	1,984	43
* Tangoe Inc.	3,300	42
* Ultratech Inc.	1,977	39
Pericom Semiconductor Corp.	2,427	32
* Nanometrics Inc.	1,902	30
* DSP Group Inc.	2,441	27
* Kopin Corp.	5,205	18

*	QuinStreet Inc.			2,035	12
*	Agilysys Inc.			1,333	12
	Electro Scientific Industries Inc.			1,669	9
					14,159
Materials (3.7%)
	KapStone Paper and Packaging Corp.			18,333	494
	Balchem Corp.			6,710	379
*	Headwaters Inc.			15,979	303
	Neenah Paper Inc.			3,621	218
	HB Fuller Co.			4,582	193
*	Stillwater Mining Co.			11,498	166
	Deltic Timber Corp.			2,401	155
*	Boise Cascade Co.			4,195	149
	Globe Specialty Metals Inc.			6,678	129
*	Century Aluminum Co.			11,201	125
*	Flotek Industries Inc.			10,786	124
*	Clearwater Paper Corp.			1,866	112
	Innophos Holdings Inc.			2,104	110
	Calgon Carbon Corp.			5,151	107
	Quaker Chemical Corp.			1,241	106
	Wausau Paper Corp.			3,660	36
					2,906
Telecommunication Services (0.7%)
	Consolidated Communications Holdings Inc.			10,156	210
*	General Communication Inc. Class A			6,688	108
*	Cincinnati Bell Inc.			26,354	97
*	8x8 Inc.			8,769	73
*	Iridium Communications Inc.			5,991	62
					550
Utilities (1.3%)
	Piedmont Natural Gas Co. Inc.			7,857	293
	New Jersey Resources Corp.			8,890	267
	NorthWestern Corp.			4,898	255
	American States Water Co.			5,055	194
					1,009
Total Common Stocks (Cost $74,946)					77,411
		Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
2	Vanguard Market Liquidity Fund	0.136%		140,000	140

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes		0.170%	6/17/15	100	100
Total Temporary Cash Investments (Cost $241)					240
Total Investments (100.1%) (Cost $75,187)					77,651
Other Assets and Liabilities-Net (-0.1%)					(112)
Net Assets (100%)					77,539

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	77,411	—	—
Temporary Cash Investments	140	100	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	77,550	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

S&P Small-Cap 600 Growth Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2015	1	124	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2015, the cost of investment securities for tax purposes was $75,187,000. Net unrealized appreciation of investment securities for tax purposes was $2,464,000, consisting of unrealized gains of $6,016,000 on securities that had risen in value since their purchase and $3,552,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 16, 2015

VANGUARD ADMIRAL FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.